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                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                        FORM N-CSR
      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                    INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

                  ADVANCE CAPITAL I, INC.
----------------------------------------------------------
(Exact name of registrant as specified in charter)

          One Towne Square, Suite 444
              Southfield, Michigan                48076
----------------------------------------------------------
    (Address of principal executive offices)   (Zip code)

               John C. Shoemaker, President
                 Advance Capital I, Inc.
               One Towne Square, Suite 444
               Southfield, Michigan 48076
----------------------------------------------------------
      (Name and Address of agent for service)

Registrant's telephone number, including area code:  (248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  SEMI-ANNUAL REPORT TO SHAREHOLDERS.

[INSERT SEMI-ANNUAL REPORT TO SHAREHOLDERS]
(SEE BELOW)

ITEM 2.  CODE OF ETHICS.

Not applicable for the semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable for the semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ JOHN C. SHOEMAKER
       John C. Shoemaker, President         Date: September  2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on September 2, 2004.

By: /S/ JOHN C. SHOEMAKER
       John C. Shoemaker, President

By: /S/ ROBERT J. CAPPELLI
       Robert J. Cappelli, Vice President & Treasurer

ITEM 1: SEMI-ANNUAL REPORT



ADVANCE CAPITAL I, INC.
SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH
FOUR FUNDS

JUNE 30, 2004

TABLE OF CONTENTS
--------------------------------------------------

                                                PAGE
A letter to Our Shareholders .................   1
Financial Highlights .........................   3

PORTFOLIO OF INVESTMENTS

  Equity Growth Fund .........................   7
  Balanced Fund ..............................  12
  Retirement Income Fund .....................  24
  Cornerstone Stock Fund .....................  32

Statements of Assets and Liabilities .........  34
Statements of Operations .....................  35
Statements of Changes in Net Assets ..........  36
Notes to Financial Statements  ...............  38

Dear Shareholders,

      After superb investment results in 2003, the first six months of this year have produced lackluster returns for both stocks and bonds. General uncertainty about the direction of interest rates and inflation were the main impediments holding back the capital markets. Although inflation appeared moderate through the first quarter, the second quarter produced new evidence of higher than expected inflation. In typical fashion, investors sold first and asked questions later. Long maturing fixed income securities were hit the hardest. For instance, the yield on the 30-year U.S. Treasury bond rose almost 1.0 percent from mid March to mid June which represented a price decline of almost 12.0 percent. On the other hand, the major stock market indices produced low single-digit gains during the first six months. The most recent economic data, however, suggests that fear of rampid inflation negatively impacting financial assets is a bit premature. The Federal Reserve Board's decision to raise short-term interest rates in June, their first increase since 2000, indicates their willingness to intervene without upsetting the capital markets or corporate spending.
The tepid investment climate through the first half of the year illustrates investors' fear of higher interest rates slowing economic growth and suppressing corporate earnings. Coupled with world terrorism and an uncertain political environment, the investment climate remains a bit clouded.
      On the domestic front, the much anticipated economic rebound finally materialized over the past five quarters. The economy grew a healthy 3.8 percent during the first half of this year, after surging 4.5 percent for all of 2003. The cumulative effects of lower federal income taxes and very low interest rates fueled strong consumer demand and were the driving factors behind the improved growth. On the business side, a capital spending rebound finally materialized after a three year slide. Companies dusted off old growth plans, restocked depleted inventories and invested for the future. This occurred in response to a 30 percent rebound in corporate earnings over the past year. As demand increased for everything from electronics to clothing, companies went on a massive hiring binge during the spring months. In fact, 1 million new jobs were created in the second quarter alone, marking the highest three month total since 2000 and the lowest unemployment rate in three years.
      Although the economy appears headed in the right direction, some investors and market pundits question the long-term sustainability of the current economic rebound. High oil prices top the list of concerns. The sharp rebound in worldwide demand for oil along with OPEC's production limits and general supply disruptions in IRAQ and Russia have pushed oil prices to over $40 per barrel. Oil prices are at their highest levels since the start of the first Gulf War in 1990. Since oil is an integral input for global manufacturers, rising prices eventually pinch corporate profits, slows world growth and typically leads to higher consumer prices. The estimated $350 billion U.S. Federal budget deficit for 2004 is another source of anxiety for investors. The strain of funding the military campaign in IRAQ and Afghanistan along with a reduction in the federal income tax rate is the primary cause for the current budget gap. While federal budget deficits are not historically linked to higher market interest rates, they can influence market liquidity and reduce economic growth. Finally, the threat of a terrorist attack adds risk to investing in financial assets.
      Through the economic rebound and domestic and international uncertainties, the returns for the Advance Capital I, Inc. Funds are very consistent with their style categories. For the six months ended June 30, 2004, the Equity Growth Fund returned

7.13 percent, better than the Lipper Mid Cap Growth Index return of 5.28 percent. The Balanced Fund returned 2.21 percent, about even with the Lipper Balanced Index return of 2.25 percent.
The Retirement Income Fund declined .31 percent, compared to a decline of .29 percent for the Lipper BBB Bond Index. The Cornerstone Stock Fund returned 1.40 percent, compared to the Lipper Large Cap Growth Index which returned 2.17 percent.
      Today, recent economic data suggests domestic growth is beginning to decelerate from the torrid pace of the past five quarters. Although most economists, including Federal Reserve Chairman Alan Greenspan, believe the economy is simply experiencing a "soft patch", investors have turned cautious. Since June 30, the S&P 500 Index has fallen about 6 percent while the yield on the 30-Year U.S. Treasury bond has fallen one-quarter of one percent. While long-term economic fundamentals appear promising, investors are trying to measure the impact of international terrorism, a close presidential race in November and rising oil prices will have on corporate earnings and, in turn, the capital markets. Until these issues are resolved, stocks will likely remain volatile while fixed income securities should post solid results. As always, we remind investors to focus on diversification and maintain a long term perspective. We fully expect this approach to continue to serve our investors well over time. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have any questions or if we may be of service, please call us. Our toll-free number is (800) 345-4783.


Sincerely,


/S/ Christopher M. Kostiz                 /S/ John C. Shoemaker
Christopher M. Kostiz				John C. Shoemaker
Sr. Portfolio Manger              			President

August 27, 2004

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                   EQUITY GROWTH FUND
                                                   ------------------
                                                  (Unaudited)
                                                   Six months
                                                   ended       Years ended December 31
                                                   June 30,    ----------------------------------------------
                                                   2004        2003      2002      2001      2000      1999
                                                   ---------   ------    ------    ------    ------    ------
Selected Per-Share Data
 Net asset value, beginning of year . . . . . . .  $24.41      $17.87    $22.95    $27.13    $26.43    $20.05
                                                   ---------   ------    ------    ------    ------    ------
Loss from investment operations*
 Net investment loss  . . . . . . . . . . . . . .  (0.08)      (0.13)    (0.14)    (0.16)    (0.23)    (0.14)

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . . . . . .  1.82        6.67      (4.94)    (4.02)    2.14      10.01
                                                   ---------   ------    ------    ------    ------    ------
 Total from investment operations . . . . . . . .  1.74        6.54      (5.08)    (4.18)    1.91      9.87
                                                   --------    ------    ------    ------    ------    ------
Less distributions
 Net realized gain on investments . . . . . . . .  0.00        0.00      0.00      0.00      (1.21)    (3.49)
                                                   --------    ------    ------    ------    ------    ------
 Total distributions  . . . . . . . . . . . . . .  0.00        0.00      0.00      0.00      (1.21)    (3.49)
                                                   --------    ------    ------    ------    ------    ------
Net asset value, end of period  . . . . . . . . .  $26.15      $24.41    $17.87    $22.95    $27.13    $26.43
                                                   ========    ======    ======    ======    ======    ======

Total Return  . . . . . . . . . . . . . . . . . .  7.13%    ***36.60%    (22.14%)  (15.41%)  7.10%     50.14%


Ratios and Supplemental Data
 Net assets, end of period (in thousands) . . . .  $161,829    $145,482  $99,120   $126,970  $136,136  $114,515
 Ratio of expenses to average net assets  . . . .  1.00%    ** 1.01%     1.01%     1.00%     1.01%     1.02%
 Ratio of net investment loss to average
  net assets  . . . . . . . . . . . . . . . . . .  (0.60%)  ** (0.63%)   (0.68%)   (0.69%)   (0.76%)   (0.63%)
 Portfolio turnover rate  . . . . . . . . . . . .  59.94%   ** 11.35%    12.03%    9.43%     18.57%    36.49%









*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                   BALANCED FUND
                                                   -------------
                                                   (Unaudited)
                                                   Six months
                                                   ended       Years ended December 31
                                                   June 30,    ----------------------------------------------
                                                   2004        2003      2002      2001      2000      1999
                                                   ---------   ------    ------    ------    -----     ------
Selected Per-Share Data
 Net asset value, beginning of year . . . . . . .  $18.45      $15.77    $17.38    $18.19    $17.02    $17.13
                                                   ---------   ------    ------    ------    ------    ------
Income from investment operations*
 Net investment income  . . . . . . . . . . . . .  0.21        0.42      0.45      0.52      0.52      0.51

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . . . . . .  0.20        2.68      (1.61)    (0.81)    1.18      0.87
                                                   ---------   ------    ------    -------   ------    ------
 Total from investment operations   . . . . . . .  0.41        3.10      (1.16)    (0.29)    1.70      1.38
                                                   ---------   ------    ------    -------   ------    ------
Less distributions
 Net investment income    . . . . . . . . . . . .  (0.21)      (0.42)    (0.45)    (0.52)    (0.52)    (0.51)

 Net realized gain on investments . . . . . . . .  0.00        0.00      0.00      0.00      (0.01)    (0.98)
                                                   ---------   ------    ------    -------   ------    ------
 Total distributions  . . . . . . . . . . . . . .  (0.21)      (0.42)    (0.45)    (0.52)    (0.53)    (1.49)
                                                   ---------   ------    ------    -------   ------    ------
Net asset value, end of period  . . . . . . . . .  $18.65      $18.45    $15.77    $17.38    $18.19    $17.02
                                                   =========   ======    ======    =======   ======    ======

Total Return  . . . . . . . . . . . . . . . . . .  2.21%    ***19.96%    (6.72%)   (1.58%)   10.13%    8.37%


Ratios and Supplemental Data
 Net assets, end of period (in thousands) . . . .  $320,740    $297,707  $223,769  $232,991  $207,677  $169,216
 Ratio of expenses to average net assets  . . . .  0.94%    ** 0.97%     0.98%     0.98%     1.00%     1.03%
 Ratio of net investment income to average
  net assets  . . . . . . . . . . . . . . . . . .  2.28%    ** 2.47%     2.77%     2.97%     2.97%     2.97%
 Portfolio turnover rate  . . . . . . . . . . . .  35.64%   ** 14.38%    14.57%    12.23%    10.26%    23.76%







*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                   RETIREMENT INCOME FUND
                                                   ----------------------
                                                   (Unaudited)
                                                   Six months
                                                   ended       Years ended December 31
                                                   June 30,    ----------------------------------------------
                                                   2004        2003      2002      2001      2000      1999
                                                   ---------   ------    -----     -----     -----     ------
Selected Per-Share Data
 Net asset value, beginning of year . . . . . . .  $10.06      $9.73     $9.56     $9.50     $9.61     $10.56
                                                   ---------   ------    -----     -----     -----     ------
Income from investment operations*
 Net investment income  . . . . . . . . . . . . .  0.28        0.59      0.64      0.68      0.71      0.71

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . . . . . .  (0.31)      0.34      0.17      0.06      (0.11)    (0.95)
                                                   ---------   ------    -----     ------    ------    ------
 Total from investment operations . . . . . . . .  (0.03)      0.93      0.81      0.74      0.60      (0.24)
                                                   ---------   ------    -----     ------    ------    ------
Less distributions
 Net investment income  . . . . . . . . . . . . .  (0.28)      (0.60)    (0.64)    (0.68)    (0.71)    (0.71)
                                                   --------    ------    -----     ------    ------    ------
 Total distributions  . . . . . . . . . . . . . .  (0.28)      (0.60)    (0.64)    (0.68)    (0.71)    (0.71)
                                                   --------    ------    -----     ------    ------    ------
Net asset value, end of period  . . . . . . . . .  $9.75       $10.06    $9.73     $9.56     $9.50     $9.61
                                                   ========    ======    =====     ======    ======    ======

Total Return  . . . . . . . . . . . . . . . . . .  (0.31%)  ***9.75%     8.80%     7.95%     6.59%     (2.33%)


Ratios and Supplemental Data
 Net assets, end of period (in thousands) . . . .  $383,332    $201,915  $199,851  $200,346  $203,897  $209,791
 Ratio of expenses to average net assets  . . . .  0.77%    ** 0.80%     0.80%     0.80%     0.79%     0.81%
 Ratio of net investment income to average
  net assets    . . . . . . . . . . . . . . . . .  5.69%    ** 5.99%     6.70%     7.06%     7.53%     7.06%
 Portfolio turnover rate  . . . . . . . . . . . .  27.67%   ** 38.02%    22.83%    30.76%    19.62%    17.89%






*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                   CORNERSTONE  STOCK FUND
                                                   -----------------------
                                                   (Unaudited)
                                                   Six months
                                                   ended       Years Ended December 31
                                                   June 30,    ----------------------------------------------
                                                   2004        2003      2002      2001      2000      1999
                                                   ---------   ------    ------    ------    ------    ------
Selected Per-Share Data
 Net asset value, beginning of year . . . . . . .  $7.84       $6.18     $8.70     $10.72    $13.55    $10.46
                                                   ---------   ------    ------    ------    ------    ------
Income from investment operations*
 Net investment income  . . . . . . . . . . . . .  0.02        0.04      0.03      0.01      0.02      0.01

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . . . . . .  0.09        1.66      (2.52)    (2.02)    (2.83)    3.09
                                                   ---------   ------    ------    ------    ------    ------
 Total from investment operations . . . . . . . .  0.11        1.70      (2.49)    (2.01)    (2.81)    3.10
                                                   ---------   ------    ------    ------    ------    ------
Less distributions
 Net investment income  . . . . . . . . . . . . .  0.00        (0.04)    (0.03)    (0.01)    (0.02)    (0.01)
                                                   ---------   ------    ------    ------    ------    ------
 Total distributions  . . . . . . . . . . . . . .  0.00        (0.04)    (0.03)    (0.01)    (0.02)    (0.01)
                                                   ---------   ------    ------    ------    ------    ------
Net asset value, end of period  . . . . . . . . .  $7.95       $7.84     $6.18     $8.70     $10.72    $13.55
                                                   =========   ======    ======    ======    ======    ======

Total Return  . . . . . . . . . . . . . . . . . .  1.40%    ***27.44%    (28.63%)  (18.72%)  (20.77%)  29.62%


Ratios and Supplemental Data
 Net assets, end of period (in thousands) . . . .  $52,147     $53,067   $40,803   $62,266   $62,590   $52,356
 Ratio of expenses to average net assets  . . . .  0.73%    ** 0.73%     0.72%     0.72%     0.71%     0.77%
 Ratio of net investment income to average
  net assets  . . . . . . . . . . . . . . . . . .  0.40%    ** 0.52%     0.39%     0.16%     0.14%     0.11%
 Portfolio turnover rate  . . . . . . . . . . . .  22.62%   ** 11.63%    19.78%    4.01%     13.21%    7.62%






*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------------





Common Stock                         Shares  Value           Common Stock                        Shares   Value
-------------------------------      ------  ------------    -------------------------------     -------  ------------
ADVERTISING - 1.7%                                          BIOTECHNOLOGY - 3.8% (Continued)
 Harte-Hanks, Inc.                   18,950  $    463,896    Human Genome Sciences, Inc.*         28,800  $    334,944
 Getty Images, Inc.*                  8,500       510,000    Integra LifeSciences Hldgs.*         13,000       458,510
 Lamar Advertising Co.*              10,200       442,170    Invitrogen Corp.*                     9,600       691,104
 Omnicom Group                        5,200       394,628    Martek Biosciences Corp.*             3,500       196,595
 WPP Group Plc - ADR                 17,185       880,388    Medimmune, Inc.*                     15,000       350,850
                                                             Millennium Pharmaceuticals*          14,800       204,240
AEROSPACE/DEFENSE - 0.5%                                     Millipore Corp.*                      7,800       439,452
 Empresa Brasileira - ADR             8,500       243,015    Nektar Therapeutics*                 12,200       243,512
 Rockwell Collins, Inc.              17,400       579,246    Protein Design Labs, Inc.*           11,400       218,082
                                                             Qiagen NV - ADR*                     15,000       181,650
AGRICULTURE - 0.2%                                           Vertex Pharmaceuticals, Inc.*        28,270       306,447
 Delta & Pine Land Co.               11,300       248,035
                                                            BUILDING MATERIALS - 0.2%
AIRLINES - 0.3%                                              Trex Co., Inc.*                       7,500       283,125
 Skywest, Inc.                       13,000       226,330
 Southwest Airlines Co.              11,000       184,470   CHEMICALS - 1.5%
                                                             Ecolab, Inc.                         19,000       602,300
APPAREL - 0.3%                                               Engelhard Corp.                       9,000       290,790
 Coach, Inc.*                         9,800       442,862    Praxair, Inc.                        10,000       399,100
                                                             Sigma-Aldrich Corp.                   6,500       387,465
BANKS - 3.2%                                                 Symyx Technologies*                  11,000       265,320
 Boston Private Fin. Holdings        15,500       358,980    Valspar Corp.                         8,400       423,276
 City National Corp.                  4,500       295,650
 East-West Bancorp, Inc.              9,000       276,300   COMMERCIAL SERVICES - 7.6%
 First Horizon National Corp.         5,000       227,350    Apollo Group, Inc.*                   8,800       776,952
 Investors Fin. Services Corp.       13,500       588,330    Aramark Corp.                        14,500       417,020
 Mellon Financial Corp.              31,500       923,895    Career Education Corp.*              10,800       492,048
 Northern Trust Corp.                27,000     1,141,560    ChoicePoint, Inc.*                   18,400       840,144
 North Fork Bancorporation Inc.       8,500       323,425    Corinthian Colleges, Inc.*           18,000       445,320
 Silicon Valley Bancshares*           8,300       329,095    Corporate Executive Board Co.        11,000       635,690
 Synovus Financial Corp.             16,500       417,780    DeVry, Inc.*                         13,700       375,654
 UCBH Holdings, Inc.                  9,500       375,440    Education Management Corp.*          18,000       591,480
                                                             Equifax, Inc.                        17,700       438,075
BEVERAGES - 0.3%                                             H & R Block, Inc.                     7,200       343,296
 Cott Corp. - ADR*                   15,500       502,200    Hewitt Associates, Inc.*              9,300       255,750
                                                             Iron Mountain, Inc.*                 18,000       868,680
BIOTECHNOLOGY - 3.8%                                         ITT Educational Services, Inc*       14,000       532,280
 Biogen Idec, Inc.*                   9,500       600,875    Manpower, Inc.                       16,000       809,120
 Celgene Corp.*                       6,000       343,560    McKesson Corp.                        8,500       291,805
 Charles River Laboratories*          6,400       312,768    Moody's Corp.                        20,500     1,325,530
 Chiron Corp.*                        8,600       383,904    Paychex, Inc.                        15,187       514,536
 deCODE genetics, Inc.*              19,500       165,750    Robert Half Int'l., Inc.             25,500       759,135
 Diversa Corp.*                      35,000       354,550    Universal Technical Institute*        4,500       179,910
 Genzyme Corp.*                       8,500       402,305

See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------------



Common Stock                         Shares  Value           Common Stock                        Shares   Value
------------------------------------ ------  ------------   -------------------------------      -------  ------------
COMMERCIAL SERVICES - 7.6% (Continued)                      ELECTRONICS - 2.0%
 University of Phoenix Online*        9,000  $    788,310    Applera Corp. - Applied Biosys       19,000  $    413,250
 Viad Corp.                          17,000       459,170    Cymer, Inc.*                          6,500       243,360
 Watson Wyatt & Co. Holdings         10,000       266,500    Flir Systems, Inc.*                   7,100       389,790
                                                             Gentex Corp.                          5,000       198,400
COMPUTERS - 5.5%                                             Jabil Circuit, Inc.*                 19,000       478,420
 Affiliated Computer Services*       12,000       635,280    Mettler Toledo Int'l., Inc.*          6,500       319,410
 Cadence Design Systems, Inc.*       52,000       760,760    Symbol Technologies, Inc.            33,664       496,207
 Cognizant Tech. Solutions*          30,556       776,428    Waters Corp.*                        16,000       764,480
 Diebold, Inc.                        5,500       290,785
 DST Systems, Inc.*                  13,200       634,788   ENTERTAINMENT - 0.9%
 Factset Research Systems, Inc.      15,000       709,050    Alliance Gaming Corp.*               12,000       205,920
 Jack Henry & Associates, Inc.       20,000       402,000    International Game Technology        24,000       926,400
 Kronos, Inc.*                        6,500       267,800    Shuffle Master, Inc.*                 9,000       326,790
 Lexmark International, Inc.*        15,000     1,447,950
 Mercury Computer Systems Inc.*      10,000       248,000   ENVIRONMENTAL CONTROL - 0.2%
 National Instruments Corp.           8,350       255,928    Stericycle, Inc.*                     5,000       258,700
 Network Appliance, Inc.*            25,000       538,250
 Research In Motion Ltd. - ADR*      15,600     1,067,820   FOOD - 1.0%
 SunGard Data Systems, Inc.*         16,000       416,000    Hershey Foods Corp.                  16,000       740,320
 Synopsys, Inc.*                     18,600       528,798    McCormick & Co., Inc.                 7,500       255,000
                                                             Tootsie Roll Industries, Inc.         7,529       244,693
COSMETICS/PERSONAL CARE - 0.3%                               WM Wrigley Jr. Co.                    6,800       428,740
 Estee Lauder Cos., Inc./The         10,000       487,800
                                                            HEALTHCARE-PRODUCTS - 5.8%
DISTRIBUTION/WHOLESALE - 0.5%                                Arthrocare Corp.*                    11,500       333,960
 CDW Corp.                           11,600       739,616    Bausch & Lomb, Inc.                   4,200       273,294
                                                             Beckman Coulter, Inc.                 7,500       457,500
DIVERSIFIED FINANCIAL SERVICES - 3.8%                        Becton Dickinson & Co.                6,500       336,700
 AG Edwards, Inc.                     6,500       221,195    Biomet, Inc.                         25,775     1,145,441
 Ameritrade Holding Corp.*           48,800       553,880    Cooper Cos, Inc.                      6,000       379,020
 Amvescap Plc - ADR                  21,250       295,375    CR Bard, Inc.                         6,400       362,560
 Charles Schwab Corp./The            69,500       667,895    Dentsply International, Inc.         11,500       599,150
 Eaton Vance Corp.                   24,400       932,324    Edwards Lifesciences Corp.*           8,000       278,800
 Federated Investors, Inc.           16,500       500,610    Henry Schein, Inc.*                   8,000       505,120
 Franklin Resources, Inc.            23,800     1,191,904    Patterson Cos., Inc.*                 6,200       474,238
 Janus Capital Group, Inc.           22,500       371,025    Resmed, Inc.*                         6,000       305,760
 LaBranche & Co., Inc.*              18,000       151,560    Respironics, Inc.*                    5,200       305,500
 Legg Mason, Inc.                     6,000       546,060    Smith & Nephew PLC - ADR              5,000       276,350
 Raymond James Financial, Inc.       10,988       289,850    St. Jude Medical, Inc.*               5,500       416,075
 Waddell & Reed Financial, Inc.      21,250       469,413    Stryker Corp.                         8,900       489,500
                                                             Sybron Dental Specialties Inc*        9,000       268,650
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%                     Techne Corp.*                        14,700       638,715
 Littelfuse, Inc.*                    8,100       343,521
 Molex, Inc.                         15,276       416,729

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------------



Common Stock                         Shares  Value           Common Stock                        Shares   Value
-----------------------------------  ------  ------------   -------------------------------      ------   ------------
HEALTHCARE-PRODUCTS - 5.8% (Continued)                      INTERNET - 2.9%
 Varian Medical Systems, Inc.*        8,100  $    642,735    Check Point Software - ADR*          12,200  $    329,278
 Wright Medical Group, Inc.*          8,000       284,800    F5 Networks, Inc.*                    8,500       225,080
 Zimmer Holdings, Inc.*               8,200       723,240    Internet Security Systems*           20,000       306,800
                                                             Matrixone, Inc.*                     34,000       234,940
HEALTHCARE-SERVICES - 4.4%                                   Monster Worldwide, Inc.*             21,500       552,980
 Anthem, Inc.*                        8,450       756,782    Network Associates, Inc.*            22,300       404,299
 Coventry Health Care, Inc.*         18,750       916,875    Sina Corp. - ADR*                    11,500       379,385
 DaVita, Inc.*                       22,500       693,675    Symantec Corp.*                      28,800     1,260,864
 Health Management Assoc., Inc.      28,500       638,970    VeriSign, Inc.*                      32,000       636,800
 Laboratory Corp. of America*        18,100       718,570    Websense, Inc.*                       8,500       316,455
 Lincare Holdings, Inc.*             17,700       581,622
 Manor Care, Inc.                     7,000       228,760   LEISURE TIME - 1.2%
 Quest Diagnostics                    9,161       778,227    Brunswick Corp.                       6,500       265,200
 Renal Care Group, Inc.*             13,500       447,255    Harley-Davidson, Inc.                 5,300       328,282
 WellChoice, Inc.*                   19,400       803,160    Multimedia Games, Inc.*              10,900       292,338
 WellPoint Health Networks*           5,000       560,050    Polaris Industries, Inc.              5,000       240,000
                                                             Royal Caribbean Cruises Ltd. - ADR    6,900       299,529
HOMEBUILDERS - 1.7%                                          Sabre Holdings Corp.                 16,000       443,360
 Centex Corp.                        10,000       457,500
 KB Home                              2,500       171,575   LODGING - 1.3%
 Lennar Corp.                        15,300       683,298    Hilton Hotels Corp.                  16,000       298,560
 Pulte Homes, Inc.                    5,000       260,150    Marriott International, Inc.         16,100       803,068
 Thor Industries, Inc.                9,500       317,870    Station Casinos, Inc.                17,000       822,800
 Toll Brothers, Inc.*                10,000       423,200    Wynn Resorts Ltd.*                    5,500       212,465
 Winnebago Industries                12,600       469,728
                                                            MACHINERY-DIVERSIFIED - 0.5%
HOUSEHOLD PRODUCTS/WARES - 0.6%                              IDEX Corp.                           14,250       489,488
 Avery Dennison Corp.                 7,800       499,278    Zebra Technologies Corp.*             3,000       261,000
 Clorox Co.                           5,000       268,900
 Jarden Corp.*                        7,000       251,930   MEDIA - 4.9%
                                                             Citadel Broadcasting Corp.*          11,000       160,270
INSURANCE - 3.1%                                             Cox Radio, Inc.*                     36,000       625,680
 AMBAC Financial Group, Inc.          5,450       400,248    Cumulus Media, Inc.*                 13,598       228,582
 Arch Capital Group Ltd.*             6,600       263,208    Dow Jones & Co., Inc.                 8,000       360,800
 Arthur J Gallagher & Co.             8,500       258,825    Entercom Communications Corp.*       11,900       443,870
 Brown & Brown, Inc.                 12,500       538,750    McGraw-Hill Cos., Inc./The            5,000       382,850
 Markel Corp.*                        1,500       416,250    Meredith Corp.                       15,500       851,880
 MBIA, Inc.                           6,500       371,280    New York Times Co.                   14,500       648,295
 MGIC Investment Corp.                6,500       493,090    Radio One, Inc. - Class A*           14,225       228,454
 Radian Group, Inc.                   6,500       311,350    Radio One, Inc. - Class D*           16,000       256,160
 RenaissanceRe Hldgs. Ltd.- ADR       6,500       350,675    Regent Communications, Inc.*         47,500       294,025
 Triad Guaranty, Inc.*                5,100       296,820    Salem Communications Corp.*          16,700       453,071
 Willis Group Holdings Ltd.          35,500     1,329,475    E.W. Scripps Co.                      6,500       682,500


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------------



Common Stock                         Shares  Value           Common Stock                        Shares   Value
-------------------------------      ------  ------------   ---------------------------------    -------  ------------
MEDIA - 4.9% (Continued)                                    PHARMACEUTICALS - 4.4% (Continued)
 Spanish Broadcasting System*        49,000  $    457,170    Express Scripts, Inc.*               10,400  $    823,992
 Univision Communications, Inc*      30,000       957,900    Gilead Sciences, Inc.*                7,400       495,800
 Washington Post                        600       558,006    Medco Health Solutions, Inc.*        22,500       843,750
 Westwood One, Inc.*                 13,500       321,300    Medicines Co.*                        9,500       289,845
                                                             Medicis Pharmaceutical                6,000       239,700
METAL FABRICATING - 0.2%                                     Neurocrine Biosciences, Inc.*         4,700       243,695
 Kaydon Corp.                         9,500       293,645    Omnicare, Inc.                       12,000       513,720
                                                             Onyx Pharmaceuticals, Inc.*           7,600       321,936
MISCELLANEOUS MANUFACTURING - 1.7%                           Sepracor, Inc.*                       6,500       343,850
 Cuno, Inc.*                          6,400       341,440
 Danaher Corp.                        6,200       321,470   REAL ESTATE - 0.2%
 Dover Corp.                          6,000       252,600    Jones Lang LaSalle, Inc.*            11,100       300,810
 ITT Industries, Inc.                11,000       913,000
 Pall Corp.                          15,000       392,850   RETAIL - 7.3%
 Roper Industries, Inc.               8,600       489,340    99 Cents Only Stores*                14,500       221,125
                                                             Autozone, Inc.*                       5,000       400,500
OFFICE FURNISHINGS - 0.2%                                    Bed Bath & Beyond, Inc.*             10,200       392,190
 HNI Corp.                            9,500       402,135    Big Lots, Inc.*                      12,000       173,520
                                                             Cheesecake Factory/The*               5,800       230,782
OIL & GAS - 1.2%                                             CVS Corp.                             7,600       319,352
 Apache Corp.                        10,000       435,500    Dollar General Corp.                 45,926       898,313
 Devon Energy Corp.                   9,500       627,000    Dollar Tree Stores, Inc.*            23,750       651,463
 Diamond Offshore Drilling           15,500       369,365    Family Dollar Stores, Inc.           25,400       772,668
 XTO Energy, Inc.                    16,375       487,811    Fred's, Inc.                         11,000       242,990
                                                             Men's Wearhouse, Inc.*               14,225       375,398
OIL & GAS SERVICES - 2.0%                                    O'Reilly Automotive, Inc.*            6,500       293,800
 Baker Hughes, Inc.                  18,500       696,525    Outback Steakhouse, Inc.              4,000       165,440
 BJ Services Co.*                    18,900       866,376    Petsmart, Inc.                       21,000       681,450
 Cooper Cameron Corp.*               10,400       506,480    Ross Stores, Inc.                    38,000     1,016,880
 Smith International, Inc.*          16,300       908,888    Ruby Tuesday, Inc.                    8,700       238,815
 Weatherford Int'l. Ltd. - ADR*       6,035       271,454    Staples, Inc.                        55,800     1,641,078
                                                             Starbucks Corp.*                     11,600       504,484
PACKAGING & CONTAINERS - 0.3%                                Tiffany & Co.                        16,500       608,025
 Sealed Air Corp.*                    9,000       479,430    TJX Cos., Inc.                       56,500     1,363,910
                                                             Williams-Sonoma, Inc.*               21,200       698,752
PHARMACEUTICALS - 4.4%
 Abgenix, Inc.*                      17,900       209,788   SEMICONDUCTORS - 8.1%
 Allergan, Inc.                       8,000       716,160    Agere Systems, Inc.*                100,000       215,000
 AmerisourceBergen Corp.              6,500       388,570    Altera Corp.*                        56,500     1,252,040
 Amylin Pharmaceuticals, Inc.*        7,000       159,600    AMIS Holdings, Inc.*                 24,200       409,464
 Atherogenics, Inc.*                 10,000       190,300    Analog Devices, Inc.                  5,600       263,648
 Caremark Rx, Inc.*                  28,500       938,790    ASML Holding NV - ADR*               14,000       239,540
 Cephalon, Inc.*                      7,100       383,400    Broadcom Corp.*                      24,000     1,118,400


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------------


                                                             Common Stock and                    Shares/
Common Stock                         Shares  Value           Repurchase Agreement                Principal  Value
---------------------------------    ------  ------------    -----------------------------       ---------  ----------
SEMICONDUCTORS - 8.1% (Continued)                           TELECOMMUNICATIONS - 3.0%
 Emulex Corp.*                       11,500  $    164,565    American Tower Corp.*                21,000   $   319,200
 Integrated Circuit Systems*          9,000       244,440    Corning, Inc.*                       94,100     1,228,946
 Intersil Corp.                      23,200       502,512    Crown Castle International*          29,500       435,125
 Kla-Tencor Corp.*                   13,600       671,568    JDS Uniphase Corp.*                 184,420       698,952
 Lam Research Corp.*                 16,000       428,800    Juniper Networks, Inc.*              38,000       933,660
 Linear Technology Corp.             28,500     1,124,895    Nextel Partners, Inc.*               20,600       327,952
 Marvell Technology Grp. - ADR*      20,000       534,000    Plantronics, Inc.                     6,500       273,650
 Maxim Integrated Products           11,400       597,588    Rogers Wireless, Inc. - ADR*         11,200       302,960
 Microchip Technology, Inc.          43,557     1,373,788    Western Wireless Corp.*              10,900       315,119
 Microsemi Corp.*                    23,000       326,830
 National Semiconductor Corp.*       36,000       791,640   TEXTILES - 0.6%
 Novellus Systems, Inc.*             25,000       786,000    Cintas Corp.                         21,000     1,001,070
 QLogic Corp.*                       15,000       398,850
 Power Integrations, Inc.*            9,000       224,100   TOYS/GAMES/HOBBIES - 0.3%
 Semtech Corp.*                      15,000       353,100    Mattel, Inc.                         27,625       504,156
 Silicon Laboratories, Inc.*          4,000       185,400
 Xilinx, Inc.                        26,200       872,722   TRANSPORTATION - 1.8%
                                                             CH Robinson Worldwide, Inc.          17,500       802,200
SOFTWARE - 7.7%                                              Expeditors Int'l. Washington         18,300       904,203
 Adobe Systems, Inc.                 32,500     1,511,250    Landstar System, Inc.*               12,000       634,440
 BMC Software, Inc.*                 29,100       538,350    UTI Worldwide, Inc.                  10,000       528,200
 Certegy, Inc.                       13,800       535,440                                                  -----------
 Citrix Systems, Inc.*               25,000       509,000   TOTAL COMMON STOCK - 99.7%
 Cognos, Inc. - ADR*                 14,000       506,240    (Cost $120,329,826)                           161,436,211
 Dun & Bradstreet Corp.*              8,500       458,235
 Electronic Arts, Inc.*              29,000     1,581,950   REPURCHASE AGREEMENT - 0.2%
 Fair Isaac Corp.                    12,150       405,567    Fifth Third Bank, 1.30%, 7/1/04,
 Filenet Corp.*                       6,500       205,205    dated 6/30/04, with maturity value of
 Fiserv, Inc.*                       29,000     1,127,810    $308,323 (Collateralized by $389,000
 Global Payments, Inc.                4,200       189,084    Freddie Mac obligation, 5.50%,
 IMS Health, Inc.                    28,588       670,103    5/1/33, market value $386,475)     $308,313       308,313
 Intuit, Inc.*                       21,600       833,328                                                   ----------
 Mercury Interactive Corp.*          14,200       707,586   TOTAL INVESTMENTS IN SECURITIES - 99.9%
 Netiq Corp.*                        23,372       308,510    (Cost $120,638,139)                           161,744,524
 Peoplesoft, Inc.*                   27,000       499,500
 Red Hat, Inc.*                      32,000       735,040   OTHER ASSETS LESS LIABILITIES - 0.1%                84,273
 SEI Investments Co.                 11,700       339,768                                                   ----------
 Siebel Systems, Inc.*               37,000       395,530   TOTAL NET ASSETS - 100.0%                     $161,828,797
 Veritas Software Corp.*             18,050       501,610                                                  ===========


*Securities are non-income producing
ADR - American Depositary Receipt


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
---------------------------------    ------  ------------   -------------------------------     -------  -----------
ADVERTISING - 0.4%                                          BANKS - 4.3% (Continued)
 Getty Images, Inc.*                  2,500  $    150,000    Northern Trust Corp.                22,900  $    968,212
 Harte-Hanks, Inc.                    7,900       193,392    North Fork Bancorporation Inc.      13,600       517,480
 Lamar Advertising Co.*               4,300       186,405    Silicon Valley Bancshares*           3,500       138,775
 Omnicom Group                        6,700       508,463    Synovus Financial Corp.              7,300       184,836
 WPP Group Plc - ADR                  6,389       327,308    UCBH Holdings, Inc.                  4,000       158,080
                                                             US Bancorp                          36,928     1,017,736
AEROSPACE / DEFENSE - 1.0%                                   Wells Fargo & Co.                   45,130     2,582,790
 Boeing Co./The                      18,440       942,100
 Empresa Brasileira - ADR             3,200        91,488   BEVERAGES - 1.2%
 General Dynamics Corp.               6,900       685,170    Anheuser-Busch Cos., Inc.            9,500       513,000
 Lockheed Martin Corp.               14,000       729,120    Coca-Cola Co./The                   30,100     1,519,448
 Rockwell Collins, Inc.               7,300       243,017    Cott Corp. - ADR*                    4,900       158,760
 United Technologies Corp.            5,900       539,732    Diageo Plc - ADR                     6,800       372,300
                                                             PepsiCo, Inc.                       22,700     1,223,076
AGRICULTURE - 0.8%
 Altria Group, Inc.                  39,600     1,981,980   BIOTECHNOLOGY - 0.8%
 Delta & Pine Land Co.                4,700       103,165    Biogen Idec, Inc.*                   4,000       253,000
 UST, Inc.                           15,500       558,000    Celgene Corp.*                       2,700       154,602
                                                             Charles River Laboratories*          2,700       131,949
AIRLINES - 0.2%                                              Chiron Corp.*                        3,600       160,704
 Skywest, Inc.                        6,000       104,460    deCODE genetics, Inc.*               9,300        79,050
 Southwest Airlines Co.              32,100       538,317    Diversa Corp.*                      12,500       126,625
                                                             Genzyme Corp.*                       3,600       170,388
APPAREL - 0.1%                                               Human Genome Sciences, Inc.*        10,300       119,789
 Coach, Inc.*                         4,100       185,279    Integra LifeSciences Hldgs.*         3,800       134,026
                                                             Invitrogen Corp.*                    4,000       287,960
BANKS - 4.3%                                                 Martek Biosciences Corp.*            1,800       101,106
 Bank of America Corp.               31,413     2,658,168    Medimmune, Inc.*                     4,800       112,272
 Bank of New York Co., Inc./The      51,000     1,503,480    Millennium Pharmaceuticals*          6,200        85,560
 BB&T Corp.                           9,900       366,003    Millipore Corp.*                     3,300       185,922
 Boston Private Fin. Holdings         4,300        99,588    Nektar Therapeutics*                 6,500       129,740
 City National Corp.                  2,100       137,970    Protein Design Labs, Inc.*           4,700        89,911
 East-West Bancorp, Inc.              4,400       135,080    Qiagen NV - ADR*                     7,000        84,770
 Fifth Third Bancorp                 16,900       908,882    Vertex Pharmaceuticals, Inc.*       10,750       116,530
 First Horizon National Corp.        10,700       486,529
 Investors Fin. Services Corp.        5,200       226,616   BUILDING MATERIALS - 0.0%
 M&T Bank Corp.                       4,000       349,200    Trex Co., Inc.*                      3,400       128,350
 Mellon Financial Corp.              36,500     1,070,545
 Mercantile Bankshares Corp.          8,400       393,288



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
--------------------------------     ------  ------------   -------------------------------     -------  -----------
CHEMICALS - 1.6%                                            COMPUTERS - 2.1% (Continued)
 Dow Chemical Co./The                25,083  $  1,020,878    Factset Research Systems, Inc.       4,800  $    226,896
 EI Du Pont de Nemours & Co.         21,300       946,146    IBM Corp.                           21,200     1,868,780
 Ecolab, Inc.                         8,600       272,620    Jack Henry & Associates, Inc.        9,300       186,930
 Engelhard Corp.                     17,000       549,270    Kronos, Inc.*                        3,000       123,600
 Ferro Corp.                         16,700       445,556    Lexmark International, Inc.*         6,800       656,404
 Praxair, Inc.                       15,700       626,587    Mercury Computer Systems Inc.*       4,200       104,160
 Rohm & Haas Co.                     10,000       415,800    National Instruments Corp.           3,450       105,743
 Sherwin-Williams Co./The            10,700       444,585    Network Appliance, Inc.*            11,300       243,289
 Sigma-Aldrich Corp.                  2,000       119,220    Research In Motion Ltd. - ADR *      7,400       506,530
 Symyx Technologies*                  3,800        91,656    SunGard Data Systems, Inc.*          6,100       158,600
 Valspar Corp.                        3,500       176,365    Synopsys, Inc.*                      7,900       224,597

COMMERCIAL SERVICES - 1.7%                                  COSMETICS/PERSONAL CARE - 1.1%
 Apollo Group, Inc.*                  3,700       326,673    Colgate-Palmolive Co.               13,400       783,230
 Aramark Corp.                        6,300       181,188    Estee Lauder Cos., Inc./The          3,900       190,242
 Career Education Corp.*              4,500       205,020    Gillette Co./The                    14,000       593,600
 ChoicePoint, Inc.*                   7,666       350,030    Kimberly-Clark Corp.                20,700     1,363,716
 Corinthian Colleges, Inc.*           5,600       138,544    Procter & Gamble Co.                10,000       544,400
 Corporate Executive Board Co.        4,900       283,171
 DeVry, Inc.*                         5,700       156,294   DISTRIBUTION/WHOLESALE - 0.1%
 Education Management Corp.*          7,500       246,450    CDW Corp.                            5,000       318,800
 Equifax, Inc.                        5,500       136,125
 H & R Block, Inc.                    3,200       152,576   DIVERSIFIED FINANCIAL SERVICES - 4.0%
 Hewitt Associates, Inc.*             3,900       107,250    AG Edwards, Inc.                    12,700       432,181
 Iron Mountain, Inc.*                 6,450       311,277    American Express Co.                20,000     1,027,600
 ITT Educational Services, Inc*       4,900       186,298    Ameritrade Holding Corp.*           22,500       255,375
 Manpower, Inc.                       5,300       268,021    Amvescap Plc - ADR                  22,750       316,225
 McKesson Corp.                      17,200       590,476    Charles Schwab Corp./The            29,200       280,612
 Moody's Corp.                        7,700       497,882    Citigroup, Inc.                     72,544     3,373,296
 Paychex, Inc.                        5,293       179,327    Countrywide Financial Corp.          5,799       407,380
 Robert Half Int'l., Inc.            10,500       312,585    Eaton Vance Corp.                    8,900       340,069
 Universal Technical Institute*       1,700        67,966    Federated Investors, Inc.           14,000       424,760
 University of Phoenix Online*        3,900       341,601    Franklin Resources, Inc.             8,900       445,712
 Viad Corp.                           4,700       126,947    Goldman Sachs Group, Inc.            9,700       913,352
 Watson Wyatt & Co. Holdings          4,900       130,585    Janus Capital Group, Inc.            9,000       148,410
                                                             JP Morgan Chase & Co.               27,370     1,061,135
COMPUTERS - 2.1%                                             LaBranche & Co., Inc.*               9,900        83,358
 Affiliated Computer Services*        4,500       238,230    Legg Mason, Inc.                     2,500       227,525
 Cadence Design Systems, Inc.*       22,800       333,564    Lehman Brothers Holdings, Inc.       5,133       386,258
 Cognizant Tech. Solutions*          13,168       334,599    Merrill Lynch & Co., Inc.           14,700       793,506
 Dell, Inc.*                         29,900     1,071,018    Morgan Stanley                      18,400       970,968
 Diebold, Inc.                        2,300       121,601    Raymond James Financial, Inc.        4,500       118,710
 DST Systems, Inc.*                   5,100       245,259    SLM Corp.                            9,000       364,050
                                                             Waddell & Reed Financial, Inc.      16,100       355,649

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
-------------------------------     -------  ------------   -------------------------------      ------  ------------
ELECTRIC - 1.4%                                             FOOD - 0.6%
 Consolidated Edison, Inc.            8,400  $    333,984    General Mills, Inc.                 10,300  $    489,559
 Duke Energy Corp.                   17,500       355,075    Hershey Foods Corp.                 16,000       740,320
 Entergy Corp.                        7,000       392,070    Kellogg Co.                          9,500       397,575
 Exelon Corp.                        21,250       707,413    McCormick & Co., Inc.                3,700       125,800
 FirstEnergy Corp.                    8,688       325,018    Tootsie Roll Industries, Inc.        3,139       102,018
 FPL Group, Inc.                      5,500       351,725    WM Wrigley Jr. Co.                   3,000       189,150
 Hawaiian Electric Industries        14,200       370,620
 Pinnacle West Capital Corp.          9,100       367,549   FOREST PRODUCTS & PAPER - 0.2%
 Progress Energy, Inc.                8,000       352,400    International Paper Co.             14,700       658,266
 SCANA Corp.                         10,400       378,248
 Southern Co./The                    14,000       408,100   HEALTHCARE-PRODUCTS - 2.0%
                                                             Arthrocare Corp.*                    4,800       139,392
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%                     Bausch & Lomb, Inc.                  1,900       123,633
 Belden, Inc.                        20,700       443,601    Baxter International, Inc.          15,500       534,905
 Emerson Electric Co.                 6,000       381,300    Beckman Coulter, Inc.                3,300       201,300
 Littelfuse, Inc.*                    3,400       144,194    Becton Dickinson & Co.               3,000       155,400
 Molex, Inc.                          6,660       181,685    Biomet, Inc.                        10,750       477,730
                                                             Cooper Cos, Inc.                     2,200       138,974
ELECTRONICS - 0.5%                                           CR Bard, Inc.                        3,200       181,280
 Applera Corp. - Applied Biosys       8,000       174,000    Dentsply International, Inc.         5,200       270,920
 AVX Corp.                           22,800       329,460    Edwards Lifesciences Corp.*          3,600       125,460
 Cymer, Inc.*                         2,900       108,576    Henry Schein, Inc.*                  4,200       265,188
 Flir Systems, Inc.*                  3,000       164,700    Johnson & Johnson                   30,800     1,715,560
 Gentex Corp.                         1,900        75,392    Patterson  Cos., Inc.*               2,600       198,874
 Jabil Circuit, Inc.*                 8,200       206,476    Resmed, Inc.*                        2,500       127,400
 Mettler Toledo Int'l., Inc.*         3,000       147,420    Respironics, Inc.*                   2,200       129,250
 Symbol Technologies, Inc.           11,387       167,844    Smith & Nephew PLC - ADR             1,400        77,378
 Waters Corp.*                        6,100       291,458    St. Jude Medical, Inc.*              2,300       173,995
                                                             Stryker Corp.                        3,200       176,000
ENTERTAINMENT - 0.2%                                         Sybron Dental Specialties Inc*       4,200       125,370
 Alliance Gaming Corp.*               4,300        73,788    Techne Corp.*                        6,500       282,425
 International Game Technology        9,800       378,280    Varian Medical Systems, Inc.*        3,400       269,790
 Shuffle Master, Inc.*                4,200       152,502    Wright Medical Group, Inc.*          3,600       128,160
                                                             Zimmer Holdings, Inc.*               2,800       246,960
ENVIRONMENTAL CONTROL - 0.2%
 Stericycle, Inc.*                    2,500       129,350
 Waste Management, Inc.              21,800       668,170


See Notes To Financial Statements


                                                       14



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
--------------------------------     ------  ------------   -------------------------------     -------  ------------
HEALTHCARE-SERVICES - 1.3%                                  INSURANCE - 3.4% (Continued)
 Anthem, Inc.*                       10,300  $    922,468    Markel Corp.*                          400  $    111,000
 Coventry Health Care, Inc.*          8,100       396,090    Marsh & McLennan Cos., Inc.         42,400     1,924,112
 DaVita, Inc.*                        7,650       235,850    MBIA, Inc.                          10,150       579,768
 Health Management Assoc., Inc.      11,100       248,862    MGIC Investment Corp.                9,900       751,014
 Laboratory Corp. of America*         7,700       305,690    Prudential Financial, Inc.           8,300       385,701
 Lincare Holdings, Inc.*              5,400       177,444    Progressive Corp./The                5,000       426,500
 Manor Care, Inc.                     3,200       104,576    Radian Group, Inc.                   2,700       129,330
 Quest Diagnostics                    3,594       305,310    RenaissanceRe Hldgs. Ltd.- ADR      10,400       561,080
 Renal Care Group, Inc.*              5,700       188,841    St Paul Travelers Cos. Inc/The       9,000       364,860
 UnitedHealth Group, Inc.            10,370       645,533    Triad Guaranty, Inc.*                2,800       162,960
 WellChoice, Inc.*                    8,000       331,200    Willis Group Holdings Ltd.          15,400       576,730
 WellPoint Health Networks*           2,100       235,221
                                                            INTERNET - 0.6%
HOME BUILDERS - 0.7%                                         Check Point Software - ADR*          5,100       137,649
 Centex Corp.                        17,000       777,750    F5 Networks, Inc.*                   3,800       100,624
 KB Home                              1,100        75,493    Internet Security Systems*           6,400        98,176
 Lennar Corp.                        19,100       853,006    Matrixone, Inc.*                    17,300       119,543
 Pulte Homes, Inc.                    1,500        78,045    Monster Worldwide, Inc.*            10,500       270,060
 Thor Industries, Inc.                3,900       130,494    Network Associates, Inc.*            9,400       170,422
 Toll Brothers, Inc.*                 3,700       156,584    Sina Corp. - ADR*                    3,900       128,661
 Winnebago Industries                 3,400       126,752    Symantec Corp.*                     12,000       525,360
                                                             VeriSign, Inc.*                     13,800       274,620
HOUSEHOLD PRODUCTS/WARES - 0.5%                              Websense, Inc.*                      4,000       148,920
 Avery Dennison Corp.                 9,700       620,897
 Clorox Co.                          10,000       537,800   IRON/STEEL - 0.2%
 Jarden Corp.*                       15,350       552,447    Nucor Corp.                          9,800       752,248

INSURANCE - 3.4%                                            LEISURE TIME - 0.4%
 Aflac, Inc.                         12,600       514,206    Brunswick Corp.                     12,600       514,080
 AMBAC Financial Group, Inc.          2,300       168,912    Harley-Davidson, Inc.                2,200       136,268
 American International Group        35,780     2,550,398    Multimedia Games, Inc.*              4,500       120,690
 Arch Capital Group Ltd.*             2,700       107,676    Polaris Industries, Inc.             2,600       124,800
 Arthur J Gallagher & Co.             3,500       106,575    Royal Caribbean Cruises Ltd. - ADR   2,500       108,525
 Brown & Brown, Inc.                  4,700       202,570    Sabre Holdings Corp.                 5,500       152,405
 Cincinnati Financial Corp.           8,820       383,846
 Hartford Financial Svcs. Grp.        6,000       412,440   LODGING - 0.4%
 Jefferson-Pilot Corp.                7,200       365,760    Hilton Hotels Corp.                  7,400       138,084
                                                             Marriott International, Inc.        12,300       613,524
                                                             Station Casinos, Inc.                7,200       348,480
                                                             Wynn Resorts Ltd.*                   3,000       115,890


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
-------------------------------      ------  ------------   --------------------------------     ------  ------------
MACHINERY-CONSTRUCTION & MINING - 0.1%                      MISCELLANEOUS MANUFACTURING - 2.6%
 Caterpillar, Inc.                    4,900  $    389,256    3M Co.                              11,200  $  1,008,112
                                                             Cuno, Inc.*                          2,700       144,045
MACHINERY-DIVERSIFIED - 0.1%                                 Danaher Corp.                        2,600       134,810
 IDEX Corp.                           4,050       139,118    Dover Corp.                         11,900       500,990
 Zebra Technologies Corp.*            1,600       139,200    General Electric Co.               124,500     4,033,800
                                                             Honeywell International, Inc.       18,100       663,003
MEDIA - 3.0%                                                 Illinois Tool Works, Inc.            9,700       930,133
 Citadel Broadcasting Corp.*          6,300        91,791    ITT Industries, Inc.                 4,700       390,100
 Clear Channel Communications        18,168       671,308    Pall Corp.                           7,400       193,806
 Cox Radio, Inc.*                    15,400       267,652    Roper Industries, Inc.               3,600       204,840
 Cumulus Media, Inc.*                 7,033       118,225
 Dow Jones & Co., Inc.               11,300       509,630   OFFICE FURNISHINGS - 0.2%
 Entercom Communications Corp.*       5,000       186,500    HNI Corp.                           14,800       626,484
 Gannett Co., Inc.                    7,300       619,405
 McGraw-Hill Cos., Inc./The          13,700     1,049,009   OFFICE/BUSINESS EQUIPMENT - 0.1%
 Meredith Corp.                       6,700       368,232    Pitney Bowes, Inc.                   9,000       398,430
 New York Times Co.                   6,400       286,144
 News Corp. Ltd. - ADR               11,000       389,620   OIL & GAS - 3.0%
 Radio One, Inc. - Class D*          12,600       201,726    Apache Corp.                        13,100       570,505
 Regent Communications, Inc.*        20,500       126,895    BP Plc - ADR                        37,892     2,029,874
 Salem Communications Corp.*          8,800       238,744    ChevronTexaco Corp.                 22,271     2,095,924
 E.W. Scripps Co.                     3,000       315,000    Devon Energy Corp.                   3,100       204,600
 Spanish Broadcasting System*        16,700       155,811    Diamond Offshore Drilling            5,500       131,065
 Time Warner, Inc.*                  51,400       903,612    Exxon Mobil Corp.                   68,702     3,051,056
 Univision Communications, Inc*      11,700       373,581    Royal Dutch Petroleum Co.- ADR      16,100       831,887
 Viacom, Inc.                        26,694       953,510    Total SA - ADR                       5,000       480,400
 Walt Disney Co.                     39,000       994,110    XTO Energy, Inc.                     7,000       208,530
 Washington Post                        900       837,009
 Westwood One, Inc.*                  5,700       135,660   OIL & GAS SERVICES - 1.2%
                                                             Baker Hughes, Inc.                  42,100     1,585,065
METAL FABRICATING/HARDWARE - 0.2%                            BJ Services Co.*                     7,900       362,136
 Kaydon Corp.                        18,400       568,744    Cooper Cameron Corp.*                4,400       214,280
                                                             Schlumberger Ltd.                   17,480     1,110,155
MINING - 0.6%                                                Smith International, Inc.*           6,800       379,168
 Alcoa, Inc.                         32,000     1,056,960    Weatherford Int'l. Ltd. - ADR*       2,500       112,450
 BHP Billiton Ltd. - ADR             19,500       341,640
 Rio Tinto Plc - ADR                  4,000       392,200   PACKAGING & CONTAINERS - 0.3%
                                                             Packaging Corp. of America          16,700       399,130
                                                             Sealed Air Corp.*                   13,200       703,164


See Notes To Financial Statements


                                                       16



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
--------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
---------------------------------    ------  ------------   ----------------------------         ------  ------------
PHARMACEUTICALS - 3.7%                                      RETAIL - 3.1%
 Abbott Laboratories                 18,375  $    748,965    99 Cents Only Stores*                7,000  $    106,750
 Abgenix, Inc.*                       7,500        87,900    Autozone, Inc.*                      2,100       168,210
 Allergan, Inc.                       2,600       232,752    Bed Bath & Beyond, Inc.*             4,200       161,490
 AmerisourceBergen Corp.              2,000       119,560    Big Lots, Inc.*                      6,700        96,882
 Amylin Pharmaceuticals, Inc.*        4,700       107,160    Cheesecake Factory/The*              2,400        95,496
 Atherogenics, Inc.*                  5,000        95,150    CVS Corp.                            3,200       134,464
 Bristol-Myers Squibb Co.            25,000       612,500    Dollar General Corp.                19,757       386,447
 Cardinal Health, Inc.                5,600       392,280    Dollar Tree Stores, Inc.*            9,300       255,099
 Caremark Rx, Inc.*                  12,300       405,162    Duane Reade, Inc.*                   4,000        65,320
 Cephalon, Inc.*                      2,900       156,600    Family Dollar Stores, Inc.          18,000       547,560
 Eli Lilly & Co.                     14,200       992,722    Fred's, Inc.                         4,600       101,614
 Express Scripts, Inc.*               4,000       316,920    Home Depot, Inc.                    37,000     1,302,400
 Gilead Sciences, Inc.*               3,100       207,700    McDonald's Corp.                    21,100       548,600
 GlaxoSmithKline Plc - ADR           23,900       990,894    Men's Wearhouse, Inc.*               4,250       112,158
 Hospira, Inc.*                       1,837        50,701    O'Reilly Automotive, Inc.*           3,000       135,600
 Medco Health Solutions, Inc.*        7,598       284,925    Outback Steakhouse, Inc.            10,100       417,736
 Medicines Co.*                       4,000       122,040    Petsmart, Inc.                       8,500       275,825
 Merck & Co., Inc.                   26,700     1,268,250    Ross Stores, Inc.                   15,700       420,132
 Neurocrine Biosciences, Inc.*        2,000       103,700    Ruby Tuesday, Inc.                   3,600        98,820
 Omnicare, Inc.                       5,000       214,050    Staples, Inc.                       22,800       670,548
 Onyx Pharmaceuticals, Inc.*          3,100       131,316    Starbucks Corp.*                     4,700       204,403
 Pfizer, Inc.                        93,286     3,197,844    Target Corp.                        12,000       509,640
 Medicis Pharmaceutical               2,900       115,855    Tiffany & Co.                        6,900       254,265
 Schering-Plough Corp.               24,000       443,520    TJX Cos., Inc.                      32,500       784,550
 Sepracor, Inc.*                      3,100       163,990    Wal-Mart Stores, Inc.               33,600     1,772,736
 Wyeth                               15,600       564,096    Williams-Sonoma, Inc.*               8,800       290,048

REAL ESTATE - 0.2%                                          SEMICONDUCTORS - 2.3%
 Jones Lang LaSalle, Inc.*            4,600       124,660    Agere Systems, Inc.*                49,300       105,995
 St. Joe Co./The                      9,500       377,150    Altera Corp.*                       24,900       551,784
                                                             AMIS Holdings, Inc.*                10,100       170,892
REAL ESTATE INVESTMENT TRUSTS - 1.3%                         Analog Devices, Inc.                 2,300       108,284
 Archstone-Smith Trust               14,000       410,620    ASML Holding NV - ADR*               6,100       104,371
 Boston Properties, Inc.              7,000       350,560    Broadcom Corp.*                     10,000       466,000
 CarrAmerica Realty Corp.            11,200       338,576    Emulex Corp.*                        5,000        71,550
 Duke Realty Corp.                   11,200       356,272    Integrated Circuit Systems*          4,300       116,788
 Equity Office Properties Trust      12,000       326,400    Intel Corp.                         40,100     1,106,760
 Equity Residential                  12,900       383,517    Intersil Corp.                      10,300       223,098
 Prologis                            11,500       378,580    Kla-Tencor Corp.*                    5,500       271,590
 Reckson Associates Realty Corp      13,500       370,710    Lam Research Corp.*                  7,000       187,600
 Rouse Co./The                        7,800       370,500
 Simon Property Group, Inc.           8,000       411,360
 Weingarten Realty Investors         11,700       365,976


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
---------------------------------------



Common Stock                         Shares  Value          Common Stock                         Shares  Value
---------------------------------    ------  ------------   --------------------------------    -------  ------------
SEMICONDUCTORS - 2.3% (Continued)                           TELECOMMUNICATIONS - 2.5%
 Linear Technology Corp.             12,700  $    501,269    Alltel Corp.                        12,286  $    621,917
 Marvell Technology Grp. - ADR*       5,400       144,180    American Tower Corp.*               10,300       156,560
 Maxim Integrated Products            4,800       251,616    BellSouth Corp.                     41,600     1,090,752
 Microchip Technology, Inc.          19,612       618,562    Corning, Inc.*                      37,000       483,220
 Microsemi Corp.*                    10,000       142,100    Crown Castle International*         13,000       191,750
 National Semiconductor Corp.*       15,400       338,646    JDS Uniphase Corp.*                 76,700       290,693
 Novellus Systems, Inc.*              9,400       295,536    Juniper Networks, Inc.*             12,800       314,496
 Power Integrations, Inc.*            5,000       124,500    Nextel Partners, Inc.*               8,600       136,912
 QLogic Corp.*                        6,600       175,494    Nokia OYJ - ADR                     18,500       268,990
 Semtech Corp.*                       8,000       188,320    Plantronics, Inc.                    3,000       126,300
 Silicon Laboratories, Inc.*          2,100        97,335    Rogers Wireless, Inc. - ADR*         6,000       162,300
 STMicroelectronics NV - ADR         16,500       363,165    SBC Communciations, Inc.            74,996     1,818,653
 Texas Instruments, Inc.             20,000       483,600    Verizon Communications, Inc.        52,900     1,914,451
 Xilinx, Inc.                        11,600       386,396    Vodafone Group Plc - ADR            23,400       517,140
                                                             Western Wireless Corp.*              4,600       132,986
SOFTWARE - 2.8%
 Adobe Systems, Inc.                 14,500       674,250   TEXTILES - 0.1%
 Automatic Data Processing            8,800       368,544    Cintas Corp.                         9,800       467,166
 BMC Software, Inc.*                 12,400       229,400
 Certegy, Inc.                        5,100       197,880   TOYS/GAMES/HOBBIES - 0.1%
 Citrix Systems, Inc.*               11,800       240,248    Mattel, Inc.                         9,325       170,181
 Cognos, Inc. - ADR*                  6,700       242,272
 Computer Associates Int'l.          18,800       527,528   TRANSPORTATION - 0.6%
 Dun & Bradstreet Corp.*             12,050       649,616    CH Robinson Worldwide, Inc.          7,400       339,216
 Electronic Arts, Inc.*              12,900       703,695    Expeditors Int'l. Washington         7,600       375,516
 Fair Isaac Corp.                     5,100       170,238    Landstar System, Inc.*               3,400       179,758
 Filenet Corp.*                       4,100       129,437    United Parcel Service, Inc.          9,500       714,115
 First Data Corp.                     8,652       385,187    UTI Worldwide, Inc.                  3,600       190,152
 Fiserv, Inc.*                       12,350       480,292
 Global Payments, Inc.                1,700        76,534   U.S. GOVERNMENT AGENCIES - 1.4%
 IMS Health, Inc.                    12,218       286,390    Fannie Mae                          38,500     2,747,360
 Intuit, Inc.*                        9,300       358,794    Freddie Mac                         25,800     1,633,140
 Mercury Interactive Corp.*           5,900       293,997                                                ------------
 Microsoft Corp.                     72,500     2,070,600   TOTAL COMMON STOCK - 61.9%
 Netiq Corp.*                         8,428       111,250    (Cost $156,479,644)                         $198,478,242
 Peoplesoft, Inc.*                   11,600       214,600                                                ------------
 Red Hat, Inc.*                      12,400       284,828
 SEI Investments Co.                  4,900       142,296
 Siebel Systems, Inc.*               14,700       157,143
 Veritas Software Corp.*              7,700       213,983


*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
--------------------------------------

                                           S & P
                                           Credit
                                           Rating                             Principal
Fixed Income Securities                    (Unaudited) Coupon   Maturity      Amount        Value
----------------------------------        -----------  ------   ----------    -----------   ------------
AEROSPACE/DEFENSE - 0.3%
 Goodrich Corp.                            BBB-         6.800    02/01/2018   $ 1,000,000   $  1,050,143

AGRICULTURE - 0.8%
 Archer-Daniels-Midland Co.                A+           8.375    04/15/2017     1,000,000      1,248,589
 Monsanto Co.                              A-           7.375    08/15/2012     1,250,000      1,412,909

AUTO MANUFACTURERS - 1.0%
 DaimlerChrysler                           BBB          7.300    01/15/2012     1,000,000      1,091,457
 Ford Motor Co.                            BBB-         6.500    08/01/2018       500,000        471,006
 General Motors Corp.                      BBB          7.700    04/15/2016     1,500,000      1,574,435

AUTO PARTS & EQUIPMENT - 0.2%
 Northrop Grumman                          BBB          6.250    01/15/2010       750,000        772,425

BANKS - 4.0%
 ABN Amro Bank NV                          A+           7.300    12/01/2026     1,000,000      1,051,192
 Bank of America Corp.                     A            7.750    08/15/2015     1,250,000      1,448,996
 Bank One Corp.                            A           10.000    08/15/2010       750,000        945,634
 Bankers Trust Corp.                       A            7.500    11/15/2015     1,000,000      1,144,601
 Comerica Bank                             A-           7.125    12/01/2013     1,050,000      1,139,073
 Dresdner Bank AG                          A-           7.250    09/15/2015     1,000,000      1,106,656
 Fifth Third Bancorp                       A+           4.500    06/01/2018     1,000,000        892,262
 National City Corp.                       A-           6.875    05/15/2019     1,250,000      1,372,015
 Republic New York Corp.                   A            7.000    03/22/2011       500,000        553,532
 Royal Bank of Scotland Group              A+           4.700    07/03/2018     1,000,000        887,589
 Santander Financial Issuances             A            6.375    02/15/2011     1,000,000      1,077,992
 Swiss Bank Corp.                          AA           7.375    07/15/2015     1,000,000      1,164,132

BEVERAGES - 0.3%
 Anheuser-Busch Cos., Inc.                 A+           7.125    07/01/2017     1,000,000      1,103,740

BUILDING MATERIALS - 0.4%
 Masco Corp.                               BBB+         6.625    04/15/2018     1,220,000      1,306,493

CHEMICALS - 0.1%
 Dow Capital BV                            A-           8.700    05/15/2022       463,000        475,497

COMMERICAL SERVICES - 0.7%
 Allegiance Corp.                          A            7.800    10/15/2016     1,000,000      1,195,261
 Hertz Corp.                               BBB-         6.625    05/15/2008     1,000,000      1,031,749



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
---------------------------------------

                                           S & P
                                           Credit
                                           Rating                             Principal
Fixed Income Securities                    (Unaudited) Coupon   Maturity      Amount        Value
-------------------------------            ----------  ------   -----------   -----------   ------------
COMPUTERS - 1.3%
 Dell, Inc.                                A-           7.100    04/15/2028   $ 1,000,000   $  1,116,396
 Electronic Data Systems Corp.             BBB-         7.125    10/15/2009     1,000,000      1,046,474
 IBM Corp.                                 A+           8.375    11/01/2019     1,500,000      1,884,351

COSMETICS/PERSONAL CARE - 0.3%
 Kimberly-Clark Corp.                      AA-          6.250    07/15/2018     1,000,000      1,073,646

DIVERSIFIED FINANCIAL SERVICES - 3.9%
 Associates Corp. of N. America            AA-          6.950    11/01/2018     1,000,000      1,105,874
 Bear Stearns Cos., Inc./The               A            4.650    07/02/2018     1,500,000      1,313,925
 CitiFinancial                             AA-          6.625    06/01/2015     1,250,000      1,348,433
 Goldman Sachs Group, Inc.                 A+           6.875    01/15/2011     1,000,000      1,097,771
 Household Finance Corp.                   A            6.375    08/01/2010     1,000,000      1,074,457
 Jefferies Group, Inc.                     BBB          7.750    03/15/2012     1,000,000      1,133,153
 JP Morgan Chase & Co.                     A            5.250    05/01/2015     1,000,000        961,863
 Lehman Brothers Holdings, Inc.            A            8.500    08/01/2015     1,000,000      1,214,850
 Merrill Lynch & Co., Inc.                 A+           6.875    11/15/2018     1,000,000      1,088,358
 Morgan Stanley                            A+           6.750    10/15/2013     1,000,000      1,087,985
 Morgan Stanley                            A            4.750    04/01/2014     1,000,000        922,621

ELECTRIC - 2.6%
 Commonwealth Edison Co.                   BBB+         6.950    07/15/2018     1,250,000      1,375,645
 Constellation Energy Grp., Inc            BBB          4.550    06/15/2015     1,250,000      1,113,746
 Duke Energy Corp.                         BBB+         5.300    10/01/2015     1,000,000        965,684
 Jersey Central Power & Light              BBB+         6.750    11/01/2025       750,000        717,039
 Northern States Power Co.                 A-           8.000    08/28/2012     1,000,000      1,188,599
 Oncor Electric Delivery Co.               BBB          6.375    01/15/2015     1,000,000      1,053,099
 Progress Energy, Inc.                     BBB-         7.100    03/01/2011       750,000        821,843
 Public Service Electric & Gas             A-           7.000    09/01/2024     1,000,000      1,016,171

ELECTRONICS - 0.3%
 Koninklijke Philips Electronic            BBB+         7.250    08/15/2013     1,000,000      1,111,341

FOREIGN GOVERNMENT - 0.4%
 Province of Nova Scotia                   A-           7.250    07/27/2013     1,000,000      1,160,124


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
---------------------------------------

                                           S & P
                                           Credit
                                           Rating                             Principal
Fixed Income Securities                    (Unaudited) Coupon   Maturity      Amount        Value
-------------------------------------      ----------  ------   -----------   -----------   ------------
FOREST PRODUCTS & PAPER - 0.7%
 International Paper Co.                   BBB          5.300    04/01/2015   $ 1,000,000   $    951,918
 Weyerhaeuser Co.                          BBB          6.950    08/01/2017     1,250,000      1,349,268

GAS - 0.3%
 KeySpan Corp.                             A            4.650    04/01/2013     1,000,000        955,140

INSURANCE - 2.1%
 Allstate Corp./The                        A+           7.500    06/15/2013     1,000,000      1,152,552
 American General Corp.                    AAA          7.500    07/15/2025     1,000,000      1,159,256
 Cigna Corp.                               BBB          7.650    03/01/2023       750,000        838,580
 Hartford Financial Services               A-           7.300    11/01/2015     1,000,000      1,138,862
 Lion Connecticut Holdings, Inc            A+           6.750    09/15/2013     1,000,000      1,067,997
 MBIA, Inc.                                AA           9.375    02/15/2011       950,000      1,198,762

INVESTMENT COMPANIES - 0.3%
 Credit Suisse First Boston USA            A+           6.500    01/15/2012     1,000,000      1,074,589

LODGING - 0.4%
 Hilton Hotels Corp.                       BBB-         7.200    12/15/2009       750,000        795,000
 Mirage Resorts, Inc.                      BB+          7.250    08/01/2017       500,000        485,000

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                       BBB+         8.000    05/01/2023       500,000        572,577
 Deere & Co.                               A-           8.950    06/15/2019     1,000,000      1,179,844

MEDIA - 2.4%
 CBS Corp.                                 A-           8.625    08/01/2012     1,000,000      1,197,777
 Comcast Cable Communications              BBB          7.125    06/15/2013     1,000,000      1,093,061
 COX Communications, Inc.                  BBB          6.850    01/15/2018     1,050,000      1,100,517
 News America Holdings                     BBB-         8.000    10/17/2016     1,000,000      1,181,998
 Time Warner Cos., Inc.                    BBB+         7.250    10/15/2017     1,500,000      1,622,900
 Walt Disney Co.                           BBB+         5.875    12/15/2017     1,500,000      1,494,480

MINING - 0.2%
 BHP Finance USA Ltd.                      A+           7.250    03/01/2016       500,000        574,336

MORTGAGE BACKED - 0.3%
 Ginnie Mae                                AAA          5.500    12/20/2033       951,243        950,972


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
---------------------------------------

                                           S & P
                                           Credit
                                           Rating                             Principal
Fixed Income Securities                    (Unaudited) Coupon   Maturity      Amount        Value
----------------------------------         ----------  ------   -----------   -----------   ------------
OIL & GAS - 2.4%
 Anadarko Petroleum Corp.                  BBB+         7.200    03/15/2029   $ 1,000,000   $  1,099,806
 ConocoPhillips                            A-           6.650    07/15/2018     1,000,000      1,090,871
 Kerr-McGee Corp.                          BBB          7.000    11/01/2011       950,000        951,977
 Louisiana Land & Exploration              BBB+         7.625    04/15/2013     1,000,000      1,148,481
 Noble Drilling Corp.                      A-           7.500    03/15/2019     1,500,000      1,695,402
 Norsk Hydro ASA                           A            9.000    04/15/2012     1,250,000      1,548,903

OIL & GAS SERVICES - 0.3%
 Smith International, Inc.                 BBB+         7.000    09/15/2007       750,000        814,639

PHARMACEUTICALS - 0.4%
 Wyeth                                     A            6.450    02/01/2024     1,500,000      1,426,415

PIPELINES - 0.3%
 Columbia Energy Group                     BBB          7.320    11/28/2010     1,000,000      1,053,255

RETAIL - 1.0%
 Autozone, Inc.                            BBB+         5.500    11/15/2015     1,000,000        957,577
 Darden Restaurants, Inc.                  BBB+         7.125    02/01/2016     1,000,000      1,113,170
 McDonald's Corp.                          A            7.050    11/15/2025     1,000,000      1,044,039

SEMICONDUCTORS - 0.3%
 Applied Materials, Inc.                   A-           7.125    10/15/2017     1,000,000      1,113,910

SOFTWARE - 0.3%
 First Data Corporation                    A+           4.700    08/01/2013     1,000,000        964,325

TELECOMMUNICATIONS - 2.8%
 Ameritech Capital Funding                 A+           6.450    01/15/2018     1,000,000      1,039,988
 Bell Canada                               A            9.500    10/15/2010     1,200,000      1,485,502
 Deutsche Telekom International            BBB+         8.500    06/15/2010     1,000,000      1,168,558
 GTE Corp.                                 A+           6.840    04/15/2018       500,000        527,532
 GTE Corp.                                 A+           7.900    02/01/2027     1,000,000      1,074,068
 Motorola, Inc.                            BBB          7.625    11/15/2010       750,000        844,394
 Sprint Corp.-FON Group                    BBB-         9.250    04/15/2022     1,000,000      1,231,310
 Vodafone Group Plc                        A            5.375    01/30/2015     1,500,000      1,477,163


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
---------------------------------------

                                           S & P
                                           Credit
Fixed Income Securities and                Rating                             Principal
Repurchase Agreement                       (Unaudited) Coupon   Maturity      Amount        Value
-----------------------------------        ----------  ------   -----------   -----------   ------------
TRANSPORTATION - 1.3%
 Burlington Northern, Inc.                 BBB+         8.750    02/25/2022   $ 1,000,000   $  1,247,392
 Canadian National Railway Co.             BBB+         6.800    07/15/2018     1,000,000      1,103,486
 FedEx Corp.                               BBB+         8.760    05/22/2015     1,500,000      1,756,950

U.S. GOVERNMENT - 0.3%
 U.S. Treasury                                          3.625    05/15/2013     1,000,000        930,313

U.S. GOVERNMENT AGENCIES - 3.4%
 Fannie Mae                                AAA          6.125    05/10/2019     1,000,000      1,003,125
 Federal Home Loan Bank System             AAA          5.450    04/16/2018     2,000,000      1,958,125
 Federal Home Loan Bank System             AAA          5.400    05/21/2018     1,000,000        975,625
 Freddie Mac                               AAA          5.500    01/27/2014     2,000,000      1,999,238
 Freddie Mac                               AAA          5.550    02/12/2016     1,000,000        994,936
 Freddie Mac                               AAA          6.000    02/26/2019     2,000,000      2,000,202
 Freddie Mac                               AAA          5.700    03/11/2019     2,000,000      1,983,018

WATER  - 0.4%
 United Utilities PLC                                   5.375    02/01/2019     1,500,000      1,389,095
                                                                                             -----------
TOTAL FIXED-INCOME SECURITIES - 37.0%
 (Cost $116,588,213)                                                                         118,859,002

REPURCHASE AGREEMENT - 0.3%
 Fifth Third Bank, 1.30%, 7/1/04,
 dated 6/30/04, with maturity value of
 $854,189 (Collateralized by $1,038,000
 various Freddie Mac obligations, 4.0%-5.5%,
 7/1/18-5/1/33, market value $1,006,342)                                          854,159        854,159
                                                                                              ----------
TOTAL INVESTMENTS IN SECURITIES - 99.2%
 (Cost $273,922,016)                                                                         318,191,403

OTHER ASSETS LESS LIABILITIES - 0.8%                                                           2,548,616
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                   $320,740,019
                                                                                            ============


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
-----------------------------------       -----------  -------   -----------   ------------   ------------
AEROSPACE / DEFENSE - 0.8%
 Boeing Co/The                             A             7.250    06/15/2025   $  1,000,000   $  1,108,354
 Goodrich Corp.                            BBB-          6.450    04/15/2008        500,000        535,397
 Goodrich Corp.                            BBB-          6.800    02/01/2018        750,000        787,607
 Lockheed Martin Corp.                     BBB           7.650    05/01/2016        500,000        580,999

AGRICULTURE - 0.6%
 Archer-Daniels-Midland Co.                A+            7.125    03/01/2013      1,000,000      1,134,914
 Archer-Daniels-Midland Co.                A+            8.375    04/15/2017      1,000,000      1,248,589

AUTO MANUFACTURERS - 1.5%
 Auburn Hills Trust                        BBB          12.375    05/01/2020        400,000        576,532
 DaimlerChrysler                           BBB           7.750    01/18/2011      2,000,000      2,235,200
 Ford Motor Co.                            BBB-          6.500    08/01/2018        500,000        471,006
 General Motors Corp.                      BBB           7.700    04/15/2016      1,500,000      1,574,435
 General Motors Corp.                      BBB           8.100    06/15/2024      1,000,000        991,392

AUTO PARTS & EQUIPMENT - 1.1%
 Meritor Automotive, Inc.                  BB+           6.800    02/15/2009      2,000,000      2,035,000
 Northrop Grumman                          BBB           6.250    01/15/2010      1,000,000      1,029,900
 Northrop Grumman                          BBB           9.375    04/15/2021      1,000,000      1,265,076

BANKS - 8.3%
 Bank of America Corp.                     A             7.800    09/15/2016      1,000,000      1,178,480
 Bank of New York Co., Inc.                A             4.600    06/15/2018      1,000,000        837,994
 Bank One Corp.                            A             7.750    07/15/2025      1,000,000      1,154,814
 Bankers Trust Corp.                       A             7.500    11/15/2015      2,500,000      2,861,503
 Chase Capital I                           A-            7.670    12/01/2026      1,000,000      1,050,184
 Comerica Bank                             A-            7.125    12/01/2013      1,500,000      1,627,247
 Comerica Bank                             A-            8.375    07/15/2024        800,000        917,170
 Dresdner Bank AG                          A-            7.250    09/15/2015      2,500,000      2,766,640
 Fifth Third Bank                          AA-           5.200    03/01/2019      2,500,000      2,330,510
 First Tennessee Capital II                BBB           6.300    04/15/2034      1,000,000        929,907
 First Union Instit. Capital II            BBB+          7.850    01/01/2027      2,000,000      2,145,118
 HSBC America Capital Trust II*            A-            8.380    05/15/2027      1,000,000      1,092,584
 Mellon Capital II                         A-            7.995    01/15/2027      1,000,000      1,106,587
 National City Corp.                       A-            6.875    05/15/2019      2,000,000      2,195,224
 NCNB Corp.                                A            10.200    07/15/2015      1,000,000      1,348,114
 Regions Financial Corp.                   A-            7.750    09/15/2024      1,000,000      1,175,198
 Republic New York Corp.                   A             9.125    05/15/2021      1,000,000      1,272,370
 Royal Bank of Scotland Group              A+            6.375    02/01/2011      2,113,000      2,298,902
 Santander Financial Issuances             A             6.375    02/15/2011        750,000        808,494


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
----------------------------------        -----------  -------   -----------    -----------   ------------
BANKS - 8.3% (Continued)
 Santander Financial Issuances             A             7.250    11/01/2015   $  1,250,000   $  1,415,438
 Swiss Bank Corp.                          AA            7.375    07/15/2015      1,000,000      1,164,132

BEVERAGES - 1.3%
 Anheuser-Busch Cos., Inc.                 A+            7.125    07/01/2017      2,500,000      2,759,352
 Coca-Cola Enterprises, Inc.               A             7.125    08/01/2017      2,000,000      2,269,932

BUILDING MATERIALS - 0.3%
 Masco Corp.                               BBB+          6.625    04/15/2018      1,250,000      1,338,620

CHEMICALS - 1.0%
 Dow Capital BV                            A-            8.700    05/15/2022        841,000        863,700
 Eastman Chemical Co.                      BBB           7.250    01/15/2024      2,250,000      2,373,523
 Witco Corp.                               B+            6.125    02/01/2006        500,000        505,000

COMMERCIAL SERVICES - 2.3%
 Allegiance Corp.                          A             7.800    10/15/2016      1,000,000      1,195,261
 Coinmach Corp.                            B-            9.000    02/01/2010      2,000,000      2,005,000
 Hertz Corp.                               BBB-          6.625    05/15/2008        950,000        980,162
 United Rentals North America              B+            7.750    11/15/2013      2,250,000      2,126,250
 Valassis Communications, Inc.             BBB-          6.625    01/15/2009      2,550,000      2,699,007

COMPUTERS - 2.5%
 Computer Sciences Corp.                   A             5.000    02/15/2013      1,950,000      1,896,751
 Electronic Data Systems Corp.             BBB-          7.125    10/15/2009      2,159,000      2,259,337
 IBM Corp.                                 A+            8.375    11/01/2019      1,500,000      1,884,351
 Sun Microsystems, Inc.                    BB+           7.650    08/15/2009      1,000,000      1,081,667
 Unisys Corp.                              BB+           6.875    03/15/2010      2,500,000      2,575,000

COSMETICS/PERSONAL CARE - 0.3%
 Kimberly-Clark Corp.                      AA-           6.250    07/15/2018      1,000,000      1,073,646

DIVERSIFIED FINANCIAL SERVICES - 7.7%
 Associates Corp. of N. America            AA-           6.950    11/01/2018      2,000,000      2,211,747
 Bear Stearns Cos., Inc./The               A             4.650    07/02/2018      2,000,000      1,751,900
 Capital One Bank                          BB+           6.500    06/13/2013      2,500,000      2,577,705
 Citicorp                                  A+            7.250    10/15/2011      2,000,000      2,277,930
 Gabelli Asset Management                  BBB           5.500    05/15/2013      1,000,000        952,508
 General Electric Capital Corp.            AAA           6.000    06/15/2012      1,000,000      1,055,288
 Goldman Sachs Group LP *                  A+            8.000    03/01/2013      1,000,000      1,158,462
 Goldman Sachs Group, Inc.                 A-            6.345    02/15/2034      1,500,000      1,408,610
 Household Finance Corp.                   A             6.375    08/01/2010      1,000,000      1,074,457

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
------------------------------------       ----------  -------   -----------   ------------   ------------
DIVERSIFIED FINANCIAL SERVICES - 7.7% (Continued)
 Jefferies Group, Inc.                     BBB           7.750    03/15/2012   $  2,250,000   $  2,549,594
 JPM Capital Trust II                      A-            7.950    02/01/2027      1,000,000      1,075,483
 JP Morgan Chase & Co.                     A             6.625    03/15/2012        500,000        540,654
 Lehman Brothers Holdings, Inc.            A             8.500    08/01/2015      2,000,000      2,429,700
 MBNA Corp.                                BBB           7.500    03/15/2012      1,000,000      1,133,738
 Merrill Lynch & Co., Inc.                 A+            6.875    11/15/2018      2,000,000      2,176,716
 Morgan Stanley Group, Inc.                A+            7.000    10/01/2013      1,000,000      1,093,712
 Morgan Stanley                            A+            6.750    10/15/2013      1,250,000      1,359,981
 Transamerica Capital II*                  A-            7.650    12/01/2026      2,500,000      2,619,948

ELECTRIC - 6.6%
 Commonwealth Edison Co.                   BBB+          6.950    07/15/2018      2,000,000      2,201,032
 Constellation Energy Grp., Inc            BBB           7.600    04/01/2032      2,000,000      2,207,816
 Dominion Resources, Inc.                  BBB+          6.300    03/15/2033      2,000,000      1,899,836
 Duke Energy Corp.                         BBB           6.000    12/01/2028      2,750,000      2,534,216
 Entergy New Orleans, Inc.                 A-            8.000    03/01/2023        600,000        621,157
 Hydro Quebec                              AAA           8.400    01/15/2022        300,000        387,292
 Indianapolis Power & Light                BBB-          7.050    02/01/2024      1,000,000        998,677
 Jersey Central Power & Light              BBB+          6.750    11/01/2025      1,500,000      1,434,078
 Ohio Power Co.                            BBB           6.375    07/15/2033      2,000,000      1,957,184
 Oklahoma Gas & Electric                   BBB+          7.300    10/15/2025      2,350,000      2,447,870
 Pepco Holdings, Inc.                      BBB           7.450    08/15/2032      2,000,000      2,116,414
 Potomac Electric Power                    A-            7.375    09/15/2025        500,000        523,303
 Public Service Electric & Gas             A-            7.000    09/01/2024      2,500,000      2,540,428
 Reliant Energy HL&P                       BBB           9.150    03/15/2021      1,300,000      1,688,010
 Southern Power Co.                        BBB+          4.875    07/15/2015      2,000,000      1,855,902

ELECTRONICS - 1.8%
 Flextronics                               BB-           6.500    05/15/2013      2,750,000      2,681,250
 Koninklijke Philips Electronic            BBB+          7.250    08/15/2013      2,000,000      2,222,682
 Thomas & Betts Corp.                      BBB-          7.250    06/01/2013      2,000,000      2,118,438

ENGINEERING & CONSTRUCTION - 0.5%
 The Shaw Group, Inc.                      BB-          10.750    03/15/2010      2,000,000      1,960,000

ENVIRONMENTAL CONTROL - 0.5%
 Allied Waste North America                B+            7.375    04/15/2014      2,000,000      1,944,999

FOOD - 0.2%
 ConAgra Foods, Inc.                       BBB           9.750    03/01/2021        500,000        665,609



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
-----------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
-----------------------------------        ----------  -------   -----------   ------------   ------------
FOREST PRODUCTS & PAPER - 2.7%
 Bowater, Inc.                             BB            9.500    10/15/2012   $    700,000   $    774,242
 Champion International Corp.              BBB           7.350    11/01/2025      3,000,000      3,197,952
 Georgia-Pacific Corp.                     BB+           9.375    02/01/2013      2,000,000      2,290,000
 Tembec Industries, Inc.                   BB-           8.500    02/01/2011      2,000,000      2,020,000
 Weyerhaeuser Co.                          BBB           6.950    08/01/2017      1,955,000      2,110,254

HEALTHCARE-SERVICES - 1.1%
 HCA, Inc.                                 BBB-          6.750    07/15/2013      2,000,000      2,048,756
 Radiologix, Inc.                          B            10.500    12/15/2008      2,100,000      2,205,000

HOLDING COMPANIES-DIVERSIFIED - 0.6%
 Leucadia National Corp.                   BBB-          7.000    08/15/2013      2,500,000      2,471,875

HOME BUILDERS - 2.2%
 Beazer Homes USA, Inc.                    BB            8.375    04/15/2012      1,500,000      1,582,500
 K Hovnanian Enterprises, Inc.             B+            8.875    04/01/2012      2,000,000      2,100,000
 KB Home                                   BB-           9.500    02/15/2011      2,250,000      2,480,625
 Standard-Pacific Corp.                    B+            9.250    04/15/2012      2,000,000      2,150,000

INSURANCE - 3.6%
 Allstate Corp./The                        A+            7.500    06/15/2013      1,000,000      1,152,552
 American Financial Group, Inc.            BBB           7.125    12/15/2007      1,000,000      1,087,544
 Cigna Corp.                               BBB           7.650    03/01/2023      1,500,000      1,677,161
 Cigna Corp.                               BBB           7.875    05/15/2027      1,000,000      1,146,698
 Continental Corp.                         BBB-          8.375    08/15/2012        600,000        661,234
 Hartford Financial Services               A-            7.300    11/01/2015      1,500,000      1,708,293
 Lincoln National Corp.                    A-            7.000    03/15/2018        891,000        993,556
 Lion Connecticut Holdings, Inc            A+            7.250    08/15/2023      1,000,000      1,101,064
 Lion Connecticut Holdings, Inc            A+            6.750    09/15/2013      1,000,000      1,067,997
 Loews Corp.                               A             8.875    04/15/2011      1,000,000      1,166,352
 MBIA, Inc.                                AA            9.375    02/15/2011        750,000        946,391
 Travelers Property Casualty               BBB+          7.750    04/15/2026      1,000,000      1,143,382

INVESTMENT COMPANIES - 0.7%
 Credit Suisse First Boston USA            A+            6.125    11/15/2011      2,500,000      2,631,318

LEISURE TIME - 1.0%
 Brunswick Corp.                           BBB+          7.375    09/01/2023        975,000      1,038,747
 Royal Carribean Cruises Ltd.              BB+           8.750    02/02/2011      2,500,000      2,768,750


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
----------------------------------        -----------   ------   -----------   -----------    ------------
LODGING - 4.6%
 Aztar Corp.                               B+            9.000    08/15/2011   $  2,100,000   $  2,325,750
 Boyd Gaming Corp.                         B+            7.750    12/15/2012      2,010,000      2,030,100
 Caesars Entertainment, Inc.               BB-           9.375    02/15/2007        500,000        543,125
 Caesars Entertainment, Inc.               BB-           8.875    09/15/2008        500,000        542,500
 Hilton Hotels Corp.                       BBB-          7.200    12/15/2009      1,500,000      1,590,000
 ITT Corp.                                 BB+           7.375    11/15/2015      2,000,000      2,000,000
 Mandalay Resort Group                     BB-          10.250    08/01/2007      1,500,000      1,665,000
 Mandalay Resort Group                     BB-           7.625    07/15/2013        450,000        448,875
 Mirage Resorts, Inc.                      BB+           7.250    08/01/2017      3,000,000      2,910,000
 MTR Gaming Group Inc.                     B+            9.750    04/01/2010      1,500,000      1,612,500
 Station Casinos, Inc.                     B+            6.875    03/01/2016      2,000,000      1,925,000

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                       BBB+          8.000    05/01/2023        500,000        572,577
 Deere & Co.                               A-            8.950    06/15/2019      1,000,000      1,179,844

MEDIA - 4.6%
 ABC, Inc.                                 BBB+          8.750    08/15/2021      1,242,000      1,472,780
 CBS Corp.                                 A-            8.625    08/01/2012        750,000        898,333
 Comcast Cable Communications              BBB           7.125    06/15/2013      1,000,000      1,093,061
 Comcast Cable Communications              BBB           8.875    05/01/2017      1,000,000      1,219,352
 COX Communications, Inc.                  BBB           6.850    01/15/2018      1,250,000      1,310,139
 COX Enterprises, Inc.*                    BBB           7.375    07/15/2027      1,000,000      1,073,708
 CSC Holdings, Inc.                        BB-           7.625    04/01/2011      2,000,000      2,005,000
 News America Holdings                     BBB-          8.000    10/17/2016      1,000,000      1,181,998
 News America Holdings                     BBB-          8.250    08/10/2018      1,000,000      1,189,314
 Rogers Cable, Inc.                        BBB-          6.250    06/15/2013      2,000,000      1,882,842
 Time Warner Cos., Inc.                    BBB+          9.125    01/15/2013      1,000,000      1,219,096
 Time Warner Cos., Inc.                    BBB+          7.250    10/15/2017      1,000,000      1,081,933
 Turner Broadcasting System                BBB+          8.375    07/01/2013        750,000        879,344
 Walt Disney Co.                           BBB+          6.300    01/25/2022      1,000,000        951,431

MINING - 1.9%
 Alcan, Inc.                               A-            7.250    03/15/2031      1,000,000      1,113,490
 Alcoa, Inc.                               A-            6.500    06/15/2018      2,500,000      2,735,983
 BHP Finance USA Ltd.                      A+            7.250    03/01/2016      1,000,000      1,148,671
 CRA Finance Ltd.                          A+            7.125    12/01/2013        500,000        561,895
 Placer Dome, Inc.                         BBB+          7.750    06/15/2015      1,500,000      1,738,811

MORTGAGE BACKED - 0.4%
 Ginnie Mae                                AAA           5.500    07/20/2033      1,446,673      1,446,261


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
-------------------------------           -----------  -------   -----------   -----------    ------------
OIL & GAS - 8.2%
 Burlington Resources, Inc.                BBB+          9.125    10/01/2021   $    700,000   $    899,027
 Burlington Resources, Inc.                BBB+          8.200    03/15/2025        750,000        905,499
 Chesapeake Energy Corp.*                  BB-           7.500    06/15/2014      1,000,000      1,030,000
 ConocoPhillips                            A-            6.650    07/15/2018      1,000,000      1,090,871
 ConocoPhillips                            A-            7.125    03/15/2028      1,000,000      1,043,557
 Forest Oil Corp.                          BB-           8.000    06/15/2008      1,750,000      1,863,750
 Husky Oil Co.                             BBB           7.550    11/15/2016      1,895,000      2,168,763
 Kerr-McGee Corp.                          BBB           7.000    11/01/2011      2,200,000      2,204,578
 Louisiana Land & Exploration              BBB+          7.625    04/15/2013      1,000,000      1,148,481
 Louisiana Land & Exploration              BBB+          7.650    12/01/2023        750,000        854,176
 Noble Drilling Corp.                      A-            7.500    03/15/2019      2,000,000      2,260,536
 Norsk Hydro ASA                           A             9.000    04/15/2012      2,250,000      2,788,025
 Ocean Energy, Inc.                        BBB           7.500    09/15/2027      2,000,000      2,139,966
 Parker Drilling Co.                       B-           10.125    11/15/2009        850,000        896,750
 Pride International, Inc.                 BB-           9.375    05/01/2007        942,000        960,840
 Pride International, Inc.*                BB-           7.375    07/15/2014      2,070,000      2,090,700
 Tesoro Petroleum Corp.                    B             9.000    07/01/2008      1,500,000      1,545,000
 Transocean, Inc.                          A-            7.375    04/15/2018      2,000,000      2,254,728
 Union Pacific Resources Group             BBB+          7.150    05/15/2028      2,200,000      2,411,664
 USX Corp.                                 BBB+          9.375    02/15/2012        750,000        943,340

PHARMACEUTICALS - 0.6%
 Wyeth                                     A             6.450    02/01/2024      2,500,000      2,377,358

PIPELINES - 0.7%
 Columbia Energy Group                     BBB           7.320    11/28/2010      1,750,000      1,843,196
 Nova Gas Transmission                     A-            7.875    04/01/2023        600,000        709,331

RETAIL - 3.3%
 Autozone, Inc.                            BBB+          5.500    11/15/2015      2,500,000      2,393,942
 Darden Restaurants, Inc.                  BBB+          7.125    02/01/2016      2,000,000      2,226,340
 May Department Stores Co./The             BBB           8.300    07/15/2026      2,000,000      2,138,358
 McDonald's Corp.                          A-            7.310    09/15/2027      2,500,000      2,637,633
 Michaels Stores, Inc.                     BB+           9.250    07/01/2009      1,800,000      1,971,000
 Toys R US, Inc.                           BB            7.875    04/15/2013      1,250,000      1,254,688

SEMICONDUCTORS - 1.1%
 Amkor Technology, Inc.                    B             7.750    05/15/2013      1,500,000      1,421,249
 Applied Materials, Inc.                   A-            7.125    10/15/2017      2,500,000      2,784,777


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
                                           Rating                               Principal
Fixed Income Securities                    (Unaudited) Coupon    Maturity       Amount         Value
------------------------------------       ----------  -------   -----------   ------------  -------------
TELECOMMUNICATIONS - 5.7%
 Bell Canada                               A             9.500    10/15/2010   $  2,250,000   $  2,785,316
 Bellsouth Capital Funding                 A+            7.875    02/15/2030      2,000,000      2,317,298
 Deutsche Telekom International            BBB+          8.500    06/15/2010        750,000        876,419
 GCI, Inc.*                                B+            7.250    02/15/2014      2,000,000      1,910,000
 GTE Corp.                                 A+            6.840    04/15/2018      1,000,000      1,055,064
 GTE Corp.                                 A+            8.750    11/01/2021      1,500,000      1,814,922
 Mastec, Inc.                              CCC+          7.750    02/01/2008        750,000        645,000
 Motorola, Inc.                            BBB           7.625    11/15/2010      1,250,000      1,407,323
 Nextel Communications, Inc.               BB            5.950    03/15/2014      2,000,000      1,840,000
 Pacific Bell                              A+            6.875    08/15/2023      1,000,000        999,199
 Rogers Cantel, Inc.                       BB+           9.750    06/01/2016      1,000,000      1,132,500
 Rogers Wireless Comm., Inc.*              BB+           6.375    03/01/2014      1,500,000      1,380,000
 Southwestern Bell Telephone               A+            6.625    09/01/2024      1,000,000        984,785
 Sprint Corp.-FON Group                    BBB-          9.250    04/15/2022      2,100,000      2,585,751

TRANSPORTATION - 3.1%
 Burlington Northern, Inc.                 BBB+          8.750    02/25/2022      1,500,000      1,871,088
 FedEx Corp.                               BBB+          7.630    01/01/2015      1,000,000      1,074,780
 FedEx Corp.                               BBB+          8.760    05/22/2015        750,000        878,475
 Gulfmark Offshore, Inc.                   BB-           8.750    06/01/2008      1,500,000      1,537,500
 Ship Fin. International Ltd*              B             8.500    12/15/2013      2,000,000      1,930,000
 Stagecoach Group Plc                      BBB-          8.625    11/15/2009        500,000        570,096
 Teekay Shipping Corp.                     BB-           8.875    07/15/2011      2,250,000      2,489,063
 Union Pacific Corp.                       BBB           8.350    05/01/2025      1,500,000      1,624,680

TRUCKING & LEASING - 0.5%
 Interpool, Inc.                           B+            7.350    08/01/2007      2,000,000      1,945,000

U.S. GOVERNMENT - 0.3%
 U.S. Treasury                                           4.000    11/15/2012      1,000,000        962,500

U.S. GOVERNMENT AGENCIES - 9.9%
 Fannie Mae                                AAA           5.400    05/14/2018      3,000,000      2,933,438
 Fannie Mae                                AAA           5.660    08/06/2018      1,000,000        992,500
 Fannie Mae                                AAA           6.000    02/26/2024      3,000,000      2,919,375
 Fannie Mae                                AAA           6.500    06/28/2024      1,500,000      1,500,469
 Federal Home Loan Bank System             AAA           6.000    09/11/2017        333,333        333,333
 Federal Home Loan Bank System             AAA           5.700    10/16/2017      1,800,000      1,786,500
 Federal Home Loan Bank System             AAA           5.730    02/20/2018      2,000,000      1,985,625
 Federal Home Loan Bank System             AAA           5.450    04/16/2018      2,000,000      1,958,125
 Federal Home Loan Bank System             AAA           5.600    04/30/2018      2,000,000      1,973,750
 Federal Home Loan Bank System             AAA           5.400    05/21/2018      2,000,000      1,951,250

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2004
------------------------------------------------

                                           S & P
                                           Credit
Fixed Income Securities and                Rating                               Principal
Repurchase Agreement                       (Unaudited) Coupon    Maturity       Amount         Value
-------------------------------------      ----------  -------   -----------   -----------    ------------
U.S. GOVERNMENT AGENCIES - 9.9% (Continued)
 Federal Home Loan Bank System             AAA           5.000    05/25/2018   $  1,000,000   $    949,688
 Federal Home Loan Bank System             AAA           5.050    06/18/2018      2,500,000      2,339,844
 Federal Home Loan Bank System             AAA           5.080    07/16/2018      1,000,000        944,375
 Federal Home Loan Bank System             AAA           5.650    03/11/2019      3,000,000      2,966,250
 Freddie Mac                               AAA           5.500    01/27/2014      3,000,000      2,998,857
 Freddie Mac                               AAA           5.000    03/27/2018      5,000,000      4,756,075
 Freddie Mac                               AAA           6.000    12/17/2018      1,500,000      1,485,264
 Freddie Mac                               AAA           6.000    02/26/2019      1,000,000      1,000,101
 Freddie Mac                               AAA           6.500    06/14/2024      2,000,000      2,007,668

WATER  - 0.5%
 United Utilities PLC                      BBB+          5.375    02/01/2019      2,000,000      1,852,126
                                                                                               -----------
TOTAL FIXED INCOME SECURITIES - 95.1%
 (Cost $354,651,661)                                                                           364,372,347

TOTAL PREFERRED STOCK - 3.7%
 ABN AMRO Capital Fund VII                 A             6.080                       80,000      1,787,199
 Citigroup Capital IX                      A             6.000    02/14/2033         75,800      1,710,048
 Fleet Capital Trust IX                    A-            6.000    08/01/2033         69,700      1,585,675
 Georgia Power Co.                         A             6.000    10/15/2033         60,100      1,396,123
 Household Finance Corp.                   A             6.000    11/30/2033         80,000      1,785,600
 Morgan Stanley Capital Trust V            A+            5.750    07/15/2033         80,000      1,680,800
 National Rural Util Coop Fin.             BBB+          6.100    02/01/2044         80,000      1,764,000
 PLC Capital Trust V                       BBB+          6.125    01/27/2034         40,000        874,800
 Wells Fargo Capital IX                    A             5.625    04/08/2034         80,000      1,699,200
 (Cost $16,237,425)

REPURCHASE AGREEMENT - 0.5%
 Fifth Third Bank, 1.30%, 7/1/04,
 dated 6/30/04, with maturity value of
 $2,043,421 (Collateralized by $2,576,000
 Freddie Mac obligation, 5.5%,
  5/1/33, market value $2,559,277)                                                2,043,348      2,043,348
                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES - 99.3%
 (Cost $372,932,434)                                                                           380,699,140

OTHER ASSETS LESS LIABILITIES - 0.7%                                                             2,632,989
                                                                                               -----------
TOTAL NET ASSETS - 100.0%                                                                     $383,332,129
                                                                                              ============
* Security exempt from registration under Rule
3144A of the Securities Act of 1933

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
------------------------------------------------



Common Stock                       Shares   Value         Common Stock                        Shares   Value
------------------------------     -------  ------------  ----------------------------        -------  ------------
AEROSPACE / DEFENSE - 0.9%                                FOOD - 1.6%
 United Technologies Corp.           4,900  $    448,252    Sysco Corp.                        11,300  $    405,331
                                                            WM Wrigley Jr. Co.                  7,100       447,655
BANKS - 3.1%
 Bank of America Corp.               3,800       321,556  HEALTHCARE-PRODUCTS - 6.6%
 Bank One Corp.                      3,700       188,700    Biomet, Inc.                       11,900       528,836
 Fifth Third Bancorp                 5,000       268,900    Boston Scientific Corp.*            7,400       316,720
 Wells Fargo & Co.                  14,200       812,666    Guidant Corp.                       6,000       335,280
                                                            Johnson & Johnson                  16,700       930,190
BEVERAGES - 3.6%                                            Medtronic, Inc.                     9,600       467,712
 Anheuser-Busch Cos., Inc.           7,450       402,300    Stryker Corp.                      10,600       583,000
 Coca-Cola Co./The                  19,300       974,264    Zimmer Holdings, Inc.*              3,000       264,600
 PepsiCo, Inc.                       9,600       517,248
                                                          HEALTHCARE-SERVICES - 1.0%
BIOTECHNOLOGY - 1.8%                                        UnitedHealth Group, Inc.            8,600       535,350
 Amgen, Inc.*                       10,700       583,899
 Genzyme Corp.*                      7,100       336,043  INSURANCE - 2.7%
                                                            American International Group       11,487       818,793
COMMERCIAL SERVICES - 1.7%                                  Berkshire Hathaway, Inc.*               3       266,850
 Apollo Group, Inc.*                 5,500       485,595    Marsh & McLennan Cos., Inc.         7,000       317,660
 Paychex, Inc.                      11,200       379,456
                                                          INTERNET - 2.7%
COMPUTERS - 5.2%                                            eBay, Inc.*                         6,900       634,455
 Dell, Inc.*                        29,800     1,067,436    Iac/InterActiveCorp*               10,000       301,400
 IBM Corp.                          12,500     1,101,875    Symantec Corp.*                    10,800       472,824
 Lexmark International, Inc.*        5,400       521,262
                                                          LEISURE TIME - 0.9%
COSMETICS/PERSONAL CARE - 2.7%                              Harley-Davidson, Inc.               7,300       452,162
 Gillette Co./The                   11,000       466,400
 Procter & Gamble Co.               17,400       947,256  MEDIA - 2.5%
                                                            Clear Channel Communications        6,700       247,565
DIVERSIFIED FINANCIAL SERVICES - 4.4%                       Comcast Corp.*                     12,700       350,647
 Citigroup, Inc.                    26,066     1,212,069    Time Warner, Inc.*                 22,450       394,671
 Bear Stearns Cos., Inc./The         3,300       278,223    Walt Disney Co.                    11,500       293,135
 JP Morgan Chase & Co.               7,600       294,652
 MBNA Corp.                         11,100       286,269  MISCELLANEOUS MANUFACTURING - 5.7%
 Morgan Stanley                      3,900       205,803    3M Co.                              6,300       567,063
                                                            General Electric Co.               57,600     1,866,240
ENTERTAINMENT - 1.0%                                        Illinois Tool Works, Inc.           5,600       536,984
 International Game Technology      13,300       513,380
                                                          OIL & GAS - 4.8%
                                                            ChevronTexaco Corp.                 5,200       489,372
                                                            Exxon Mobil Corp.                  38,044     1,689,534
                                                            Royal Dutch Petroleum Co.- ADR      6,600       341,022



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004
------------------------------------------------


                                                          Common Stock and                    Shares/
Common Stock                       Shares   Value         Repurchase Agreement                Principal Value
-------------------------------    -------  -----------   -----------------------------       --------- -----------
PHARMACEUTICALS - 9.7%                                    SOFTWARE - 8.9%
 Abbott Laboratories                11,100  $    452,436    Automatic Data Processing          11,700   $   489,996
 Allergan, Inc.                      5,800       519,216    Electronic Arts, Inc.*              9,100       496,405
 Barr Pharmaceuticals, Inc.*         4,950       166,815    First Data Corp.                   11,600       516,432
 Cardinal Health, Inc.               7,200       504,360    Intuit, Inc.*                       2,200        84,876
 Eli Lilly & Co.                     6,300       440,433    Microsoft Corp.                    76,400     2,181,984
 Forest Laboratories, Inc.*          6,300       356,769    Oracle Corp.*                      45,500       542,815
 Gilead Sciences, Inc.*              8,600       576,200    Veritas Software Corp.*            13,200       366,828
 Hospira, Inc.*                      1,110        30,636
 Medco Health Solutions, Inc.*       1,941        72,788  TELECOMMUNICATIONS - 5.9%
 Merck & Co., Inc.                  11,800       560,500    Cisco Systems, Inc.*               71,400     1,692,180
 Pfizer, Inc.                       31,975     1,096,103    Qualcomm, Inc.                     15,050     1,098,349
 Wyeth                               8,200       296,512    Verizon Communications, Inc.        8,446       305,661

RETAIL - 9.9%                                             TEXTILES - 1.0%
 Autozone, Inc.*                     5,050       404,505    Cintas Corp.                       11,000       524,370
 Bed Bath & Beyond, Inc.*            9,700       372,965
 Best Buy Co., Inc.                  8,900       451,586  TRANSPORTATION - 1.0%
 Home Depot, Inc.                   12,600       443,520    United Parcel Service, Inc.         6,800       511,156
 Kohl's Corp.*                       6,900       291,732
 Lowe's Cos., Inc.                   8,400       441,420  U.S. GOVERNMENT AGENCIES - 1.7%
 Starbucks Corp.*                   13,800       600,162    Fannie Mae                          7,100       506,656
 TJX Cos., Inc.                     17,700       427,278    Freddie Mac                         6,300       398,790
 Walgreen Co.                        9,000       325,890                                                 ----------
 Wal-Mart Stores, Inc.              27,000     1,424,520  TOTAL COMMON STOCK - 99.7%
                                                            (Cost $52,963,325)                           51,989,852
SEMICONDUCTORS - 8.7%
 Analog Devices, Inc.                8,200       386,056  REPURCHASE AGREEMENT - 0.2%
 Applied Materials, Inc.*           20,900       410,058    Fifth Third Bank, 1.30%, 7/1/04,
 Intel Corp.                        63,300     1,747,080    dated 6/30/04, with maturity value of
 Kla-Tencor Corp.*                   8,200       404,916    $113,196 (Collateralized by $143,000
 Linear Technology Corp.            11,700       461,799    Freddie Mac obligation, 5.50%,
 Maxim Integrated Products           8,600       450,812    5/1/33, market value $142,072)   $113,193       113,193
 Texas Instruments, Inc.            12,600       304,668                                                 ----------
 Xilinx, Inc.                       11,500       383,065  TOTAL INVESTMENTS IN SECURITIES - 99.9%
                                                            (Cost $53,076,518)                           52,103,045

                                                          OTHER ASSETS LESS LIABILITIES - 0.1%               44,248
                                                                                                        -----------
                                                          TOTAL NET ASSETS - 100.0%                    $ 52,147,293
                                                                                                        ===========



* Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements




ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004
-----------------------------------------------


                                               EQUITY         BALANCED       RETIREMENT     CORNERSTONE
                                               GROWTH FUND         FUND      INCOME FUND    STOCK FUND
                                               -----------    ------------   ------------   -----------
ASSETS
 Investments in securities at value . . . . .  $161,744,524   $318,191,403   $380,699,140   $ 52,103,045
  (Cost $120,638,139; $273,922,016;
  $372,932,434; $53,076,518, respectively)
 Cash . . . . . . . . . . . . . . . . . . . .        95,765        483,550        134,697         28,982
 Receivables
  Dividends and interest  . . . . . . . . . .        56,682      2,316,838      6,778,719         31,646
  Securities Sold . . . . . . . . . . . . . .       515,583        325,825              0              0
 Prepaid expenses . . . . . . . . . . . . . .         6,087          8,783         10,888          4,409
                                               ------------    -----------    -----------    -----------
 Total assets . . . . . . . . . . . . . . . .   162,418,641    321,326,399    387,623,444     52,168,082



LIABILITIES
 Payable to affiliated entities
  Investment advisory fees  . . . . . . . . .        91,115        167,386        141,236         17,051
  Distribution fees   . . . . . . . . . . . .         2,187          4,340          5,181            708
 Accounts payable and accrued expenses  . . .         7,768         12,452         18,783          3,030
 Securities purchased   . . . . . . . . . . .       488,774        382,788      4,091,990              0
 Capital shares payable . . . . . . . . . . .             0         12,500          2,500              0
 Distributions payable  . . . . . . . . . . .             0          6,914         31,625              0
                                                -----------    -----------    -----------     ----------
 Total liabilities  . . . . . . . . . . . . .       589,844        586,380      4,291,315         20,789
                                                -----------    -----------    -----------     ----------
 Net assets   . . . . . . . . . . . . . . . .  $161,828,797   $320,740,019   $383,332,129   $ 52,147,293
                                               ============   ============   ============   ============


NET ASSETS
 Paid-in capital  . . . . . . . . . . . . . .  $106,199,963   $259,221,988   $390,633,819   $ 79,812,126
 Accumulated undistributed net investment
  income (loss)   . . . . . . . . . . . . . .      (464,669)        73,630          8,626        104,638
 Accumulated undistributed net realized
  gain (loss) on investments  . . . . . . . .    14,987,118     17,175,014    (15,077,022)   (26,795,998)
 Net unrealized appreciation (depreciation)
  in value of investments   . . . . . . . . .    41,106,385     44,269,387      7,766,706       (973,473)
                                                -----------    -----------    -----------    -----------
 Net assets . . . . . . . . . . . . . . . . .  $161,828,797   $320,740,019   $383,332,129   $ 52,147,293
                                                ===========    ===========    ===========    ===========

SHARES OUTSTANDING  . . . . . . . . . . . . .     6,187,730     17,201,906     39,313,483      6,556,413
                                                ===========    ===========    ===========    ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE   . . . . . . . .  $      26.15   $      18.65   $       9.75   $       7.95
                                                ===========    ===========    ===========    ===========


See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2004
------------------------------------


                                                 EQUITY         BALANCED       RETIREMENT     CORNERSTONE
                                                 GROWTH FUND    FUND           INCOME FUND    STOCK FUND
                                                 ------------   ------------   -----------    ------------
INVESTMENT INCOME
 Interest  . . . . . . . . . . . . . . . . . .   $      2,401   $  3,485,176   $  8,709,163   $        270
 Dividends . . . . . . . . . . . . . . . . . .        310,113      1,550,541              0        294,778
                                                 ------------   ------------   ------------   ------------
 Total investment income . . . . . . . . . . .        312,514      5,035,717      8,709,163        295,048

EXPENSES
 Paid to affiliates:
   Investment advisory fees  . . . . . . . . .        539,515      1,004,429        633,775        104,478
   Distribution fees . . . . . . . . . . . . .        192,684        388,749        333,951         65,299
 Paid to others:
   Custodial fees  . . . . . . . . . . . . . .         13,339         22,486         12,525          6,162
   Directors fees and expenses . . . . . . . .          4,842          9,815          8,563          1,668
   Professional fees . . . . . . . . . . . . .          5,293         10,815          9,116          1,602
   Shareholder reporting costs . . . . . . . .         13,294         23,567         24,302          7,550
   Registration and filing fees  . . . . . . .          2,892          5,173          2,562          1,717
   Other operating expenses  . . . . . . . . .          5,324         11,070         10,266          1,934
                                                  -----------     ----------     ----------    -----------
 Total expenses  . . . . . . . . . . . . . . .        777,183      1,476,104      1,035,060        190,410
                                                  -----------     ----------     ----------    -----------
NET INVESTMENT INCOME (LOSS) . . . . . . . . .       (464,669)     3,559,613      7,674,103        104,638

REALIZED GAIN (LOSS) ON INVESTMENTS
 Proceeds from securities sold   . . . . . . .     46,273,707     54,882,711     38,367,247      7,331,538
 Cost of securities sold . . . . . . . . . . .    (25,393,321)   (36,665,186)   (37,937,802)    (9,988,935)
                                                  ------------   -----------     ----------     -----------
 Net realized gain (loss) on investments . . .     20,880,386     18,217,525        429,445     (2,657,397)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Appreciation (depreciation), Beginning of year    50,954,825     59,436,521     13,420,497     (4,272,264)
 Net change due to merger with Bond Fund . . .              0              0      4,941,536              0
 Appreciation (depreciation), End of period  .     41,106,385     44,269,387      7,766,706       (973,473)
                                                   ----------     ----------    -----------      ----------
 Net change in unrealized gain (loss)
   on investments  . . . . . . . . . . . . . .     (9,848,440)   (15,167,134)   (10,595,327)     3,298,791
                                                   ----------     ----------    -----------      ----------
NET GAIN (LOSS) ON INVESTMENTS   . . . . . . .     11,031,946      3,050,391    (10,165,882)       641,394
                                                   ----------     ----------    -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS   . . . . . . . . .   $ 10,567,277   $  6,610,004   $ (2,491,779)  $    746,032
                                                   ==========      =========     ==========      ==========


See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------



                                                                  EQUITY GROWTH FUND           BALANCED FUND
                                                                  (Unaudited)                  (Unaudited)
                                                                  Six months    Year           Six months    Year
                                                                  ended         ended          ended         ended
                                                                  June 30,      Dec. 31,       June 30,      Dec. 31,
                                                                  2004          2003           2004          2003
                                                                  ------------  -----------    -----------   ------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . .   $   (464,669) $   (751,334)  $  3,559,613  $  6,281,055
  Net realized gain on investments  . . . . . . . . . . . . . .     20,880,386     3,282,836     18,217,525     3,803,861
  Net change in unrealized gain (loss) on investments . . . . .     (9,848,440)   34,963,384    (15,167,134)   36,983,973
                                                                  ------------  ------------   ------------   -----------
  Net increase in net assets resulting from operations  . . . .     10,567,277    37,494,886      6,610,004    47,068,889

 Distributions to Shareholders:
  Net investment income   . . . . . . . . . . . . . . . . . . .              0             0     (3,485,983)   (6,354,683)
  Net realized gain on investments  . . . . . . . . . . . . . .              0             0                            0
                                                                  ------------   ------------  ------------   ------------
  Total distributions to shareholders   . . . . . . . . . . . .              0             0     (3,485,983)   (6,354,683)

 Share Transactions:
  Net proceeds from sale of shares  . . . . . . . . . . . . . .     10,315,039    16,982,138     31,561,539    53,800,794
  Reinvestment of distributions . . . . . . . . . . . . . . . .              0             0      3,448,639     6,796,014
  Cost of shares reacquired . . . . . . . . . . . . . . . . . .     (4,535,291)   (8,115,068)   (15,101,567)  (27,372,150)
                                                                  -------------   -----------   -----------    -----------
  Net increase derived from share transactions  . . . . . . . .      5,779,748     8,867,070     19,908,611    33,224,658
                                                                  -------------   -----------   -----------    -----------
  Net increase in net assets  . . . . . . . . . . . . . . . . .     16,347,025    46,361,956     23,032,632    73,938,864

NET ASSETS
  Beginning of year   . . . . . . . . . . . . . . . . . . . . .    145,481,772    99,119,816    297,707,387   223,768,523
                                                                  ------------   -----------    -----------   -----------
  End of period   . . . . . . . . . . . . . . . . . . . . . . .   $161,828,797  $145,481,772   $320,740,019  $297,707,387
                                                                  ============   ===========    ===========   ===========
NUMBER OF SHARES
  Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        405,092       807,404      1,687,755     3,167,028
  Shares issued from reinvestment of distributions  . . . . . .              0             0        184,741       405,180
  Reacquired  . . . . . . . . . . . . . . . . . . . . . . . . .       (178,288)     (393,966)      (809,598)   (1,626,257)
                                                                  ------------   -----------    -----------   -----------
  Net increase in shares outstanding  . . . . . . . . . . . . .        226,804       413,438      1,062,898     1,945,951

  Outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . .      5,960,926     5,547,488     16,139,008    14,193,057
                                                                  ------------   -----------     ----------    ----------
   End of period  . . . . . . . . . . . . . . . . . . . . . . .      6,187,730     5,960,926     17,201,906    16,139,008
                                                                  ============   ===========     ==========    ==========



See Notes To Financial Statements





ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS - Continued
--------------------------------------------------------


                                                                  RETIREMENT                   CORNERSTONE
                                                                  INCOME FUND                  INCOME FUND
                                                                  (Unaudited)                  (Unaudited)
                                                                  Six months    Year           Six months    Year
                                                                  ended         ended          ended         ended
                                                                  June 30,      Dec. 31,       June 30,      Dec. 31,
                                                                  2004          2003           2004          2003
                                                                  -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . .   $  7,674,103  $ 12,119,527   $    104,638  $    236,906
  Net realized gain (loss) on investments . . . . . . . . . . .        429,445       985,318     (2,657,398)   (3,170,919)
  Net change in unrealized gain (loss) on investments . . . . .    (10,595,327)    5,733,378      3,298,792    14,182,703
                                                                  ------------   -----------    -----------  -------------
  Net increase (decrease) in net assets resulting from operations   (2,491,779)   18,838,223        746,032    11,248,690

 Distributions to Shareholders:
  Net investment income   . . . . . . . . . . . . . . . . . . .     (7,680,864)  (12,128,152)             0      (239,988)
  Net realized gain on investments  . . . . . . . . . . . . . .              0                            0             0
                                                                  -------------  -----------    -----------   ------------
  Total distributions to shareholders   . . . . . . . . . . . .     (7,680,864)  (12,128,152)             0      (239,988)

 Share Transactions:
  Net proceeds from sale of shares  . . . . . . . . . . . . . .     16,191,300     7,574,518      1,419,489     5,321,514
  Reinvestment of distributions   . . . . . . . . . . . . . . .      7,562,334    12,998,299              0       432,601
  Shares issued in connection to merger with Bond Fund  . . . .    183,401,523             0              0             0
  Cost of shares reacquired   . . . . . . . . . . . . . . . . .    (15,565,653)  (25,218,651)    (3,084,802)   (4,499,436)
                                                                   -----------  ------------     ----------    ----------
  Net increase (decrease) derived from share transactions . . .    191,589,504    (4,645,834)    (1,665,313)    1,254,679
                                                                   -----------  ------------     ----------    ----------
  Net increase (decrease) in net assets   . . . . . . . . . . .    181,416,861     2,064,237       (919,281)   12,263,381
                                                                   ===========  ============     ==========    ==========
NET ASSETS
  Beginning of year   . . . . . . . . . . . . . . . . . . . . .    201,915,268   199,851,031     53,066,574    40,803,193
                                                                   -----------  ------------     ----------    ----------
  End of period   . . . . . . . . . . . . . . . . . . . . . . .   $383,332,129  $201,915,268   $ 52,147,293  $ 53,066,574
                                                                   ===========   ===========     ==========    ==========
NUMBER OF SHARES
  Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,612,739       757,772        178,524       765,366
  Shares issued from reinvestment of distributions  . . . . . .        760,632     1,309,033              0        61,800
  Shares issued in connection to merger with Bond Fund  . . . .     18,435,654             0              0             0
  Reacquired  . . . . . . . . . . . . . . . . . . . . . . . . .     (1,565,785)   (2,537,603)      (389,001)     (659,831)
                                                                   -----------   -----------     ----------    ----------
  Net increase (decrease) in shares outstanding . . . . . . . .     19,243,240      (470,798)      (210,477)      167,335

  Outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . .     20,070,243    20,541,041      6,766,890     6,599,555
                                                                   -----------   -----------      ---------     ---------
   End of period  . . . . . . . . . . . . . . . . . . . . . . .     39,313,483    20,070,243      6,556,413     6,766,890
                                                                   ===========   ===========      =========     =========

See Notes To Financial Statements



 NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION OF THE COMPANY

      Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund (individually a "Fund", collectively the "Funds").

Note 2.  ACCOUNTING POLICIES

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

      The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

      Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates market.

Repurchase Agreements

      The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is fund policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

Expenses

      Most expenses of the COMPANY can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

      It is each Fund's policy to meet the requirements to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. All losses are available to offset future capital gains, if any.

Dividends

      Income dividends in the Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

Other

      Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES
      Advance Capital Management, Inc. ("MANAGEMENT")
(a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment adviser. T. Rowe Price Associates, Inc. ("TRPA") serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets for the first $200 million and .55% of the average daily net assets exceeding $200 million of the Equity Growth and Balanced Funds, ..50% of the average daily net assets for the first $200 million and .40% of the average daily net assets exceeding $200 million of the Retirement Income Fund, and .40% of the average daily net assets of the Cornerstone Stock Fund. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to ..20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding
$100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY pays SERVICES .25% of each fund's average daily net assets for expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced, Retirement Income and Cornerstone Stock Funds.

      The COMPANY was charged investment advisory fees of $2,282,197 by MANAGEMENT for the six months ended June 30, 2004. The COMPANY was charged distribution fees of $980,683 by SERVICES for the six months ended June 30, 2004. At June 30, 2004 an employee retirement plan sponsored by SERVICES owned 89,642 shares (1.5%) of the Equity Growth Fund, 23,276 shares (0.1%) of the Balanced Fund, 1,576 shares (0.0%) of the Retirement Income Fund and 40,974 shares (0.6%) of the Cornerstone Stock Fund.

      Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $5,500 annual retainer plus $500 per meeting attended.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

      The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2004 were as follows:

 	       Equity	               Retirement    Cornerstone
	       Growth	 Balanced	   Income	     Stock
             ----------  ----------    ----------    -----------
Purchases	$51,388,930	$76,655,385	  $50,085,232	$5,908,213
Sales	       46,273,707	 54,882,711	   38,367,247	 7,331,537


      	The cost of purchases and proceeds from sales of U.S.
Government securities included above were as follows:

	       Equity		      Retirement	Cornerstone
	       Growth    Balanced	Income	Stock
             ------    --------     ----------  -----------
Purchases	 None	     None	      None	      None
Sales	       None	     $490,977	$502,266	None


      Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 2004 were as follows:

	            Equity		      Retirement	Cornerstone
	            Growth	Balanced	Income	Stock
                  ----------- ----------- ----------- -----------
Appreciation	$49,224,854	$51,820,977	$15,877,305	$5,743,037
Depreciation	8,118,469	7,551,590	8,110,599	6,716,510

Note 5.  AUTHORIZED SHARES

      The company has one billion authorized shares of common stock, par value of $.001 per share. Each of the company's four portfolios has 250 million shares authorized.

Note 6.  RESULTS OF ANNUAL SHAREHOLDER VOTE

      An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi,
Michigan, on July 29, 2004 for the following purposes:

      1.  To elect six Directors to hold office until the next
          Annual Meeting of Shareholders or until their successors have been elected and qualified.

	   Directors Elected at Meeting	Votes For
         ----------------------------    ----------
	   Joseph A. Ahern		     37,488,082
         Robert J. Cappelli              37,621,858
         Dennis D. Johnson               37,502,439
         Janice Loichle                  37,503,611
         Thomas L. Saeli                 37,507,777
         John C. Shoemaker               37,634,308

      2.  To ratify the selection of PricewaterhouseCoopers
          LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 2004.

          Votes For:                     37,233,378
          Votes Against:                    103,402
          Votes to Abstain:                 600,058

Note 7.  FUND MERGER

      On April 22, 2004 the shareholders of the Advance
Capital I, Inc. Bond Fund approved the agreement and plan of reorganization providing for the transfer of assets of the Advance Capital I, Inc. Bond Fund to the Advance
Capital I, Inc. Retirement Income Fund and the assumption of the liabilities of the Advance Capital I, Inc. Bond
Fund by the Advance Capital I, Inc. Retirement Income Fund.
On April 26, 2004 the merger was transacted. The following table illustrates the specifics of the tax free merger:

              Shares issued to    Retirement Income
Bond Fund     Bond Fund           Fund                     Combined
Net Assets    Shareholders        Net Assets               Net Assets
-----------   ----------------    -----------------        -----------
183,401,523   18,435,654          204,868,824              388,270,347

      The transaction included capital loss carryovers and unrealized appreciation in the amount of $918,059 and $4,941,534, respectively.

ADVANCE CAPITAL I, INC.
                                    ADVANCE CAPITAL I, INC.
INVESTMENT ADVISER:                 An investment Company with four funds
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)  EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.      BALANCED FUND
100 East Pratt Street               RETIREMENT INCOME FUND
Baltimore, Maryland 21202           CORNERSTONE STOCK FUND

DISTRIBUTOR:
ADvance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Secretary
Julie A. Katynski, Vice President &
Assistant Secretary

                                       SEMI-ANNUAL REPORT
                                       JUNE 30, 2004